N-4	May 01, 2025 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A
Entity Central Index Key	0000089024
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
C000024810 [Member]
Prospectus:
Fees and Expenses [Text Block]

FEES, EXPENSES AND ADJUSTMENTS
Are There Charges or Adjustments for Early Withdrawals?
Yes.
If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract within 6 years following your last contribution, you will be assessed a withdrawal charge of up to 6% of account value withdrawn or contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment. This loss will be greater if there is a negative market value adjustment, and/or if you have to pay taxes, or tax penalties.

If amounts are removed from a fixed maturity option before the maturity date, there will be a market value adjustment which could greatly reduce the value in your fixed maturity option theoretically by up to 100% in extreme situations. For example, if you allocate $100,000 to a fixed maturity option and later withdraw the entire amount before the maturity date, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a withdrawal charge, taxes and tax penalties. A market value adjustment will apply to withdrawals, transfers, surrender of your contract, or when we make deductions for charges from a fixed maturity option before the maturity date
.

For additional information about the charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges under the contracts” under “Charges, expenses, and adjustments” in this prospectus.

Are There Transaction Charges?
Yes.
In addition to withdrawal charges and market value adjustments, you may also be charged for other transactions for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, or third-party transfers or exchanges.

For additional information about transaction charges see “Charges under the contracts” in “Charges, expenses, and adjustments” in this prospectus.

Are There Ongoing Fees and Expenses?
Yes.
The contract provides for different ongoing fees and expenses.
The
table below describes the fees and expenses that you may pay each year under the contract, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page of your contract for information about the specific fees you will pay each year based on the investment options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract (1)	1.20%	2.00%
	Portfolio Company fees and expenses (2)	0.55%	2.85%
	Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.15%	0.15%

(1)

Expressed as an annual percent of daily net assets in the variable investment options.
(2)

Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2024 and could change from year to year.
(3)

Expressed as an annual percentage of your account value.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges and market value adjustments that substantially increase costs.

Lowest Annual Cost $1,533	Highest Annual Cost $3,317

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers or withdrawals
•   No contract adjustments

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of contract, optional benefits (Ratcheted death benefit) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers or withdrawals
•   No contract adjustments

For additional information about ongoing fees and expenses see “Fee table” in this prospectus.

Charges for Early Withdrawals [Text Block]
Yes.
If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract within 6 years following your last contribution, you will be assessed a withdrawal charge of up to 6% of account value withdrawn or contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment. This loss will be greater if there is a negative market value adjustment, and/or if you have to pay taxes, or tax penalties.

If amounts are removed from a fixed maturity option before the maturity date, there will be a market value adjustment which could greatly reduce the value in your fixed maturity option theoretically by up to 100% in extreme situations. For example, if you allocate $100,000 to a fixed maturity option and later withdraw the entire amount before the maturity date, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a withdrawal charge, taxes and tax penalties. A market value adjustment will apply to withdrawals, transfers, surrender of your contract, or when we make deductions for charges from a fixed maturity option before the maturity date
.

For additional information about the charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges under the contracts” under “Charges, expenses, and adjustments” in this prospectus.

Surrender Charge Phaseout Period, Years	6
Surrender Charge (of Amount Surrendered) Maximum [Percent]	6.00%
Surrender Charge Example Maximum [Dollars]	$ 6,000
Transaction Charges [Text Block]
Yes.
In addition to withdrawal charges and market value adjustments, you may also be charged for other transactions for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, or third-party transfers or exchanges.

For additional information about transaction charges see “Charges under the contracts” in “Charges, expenses, and adjustments” in this prospectus.

Ongoing Fees and Expenses [Table Text Block]

Are There Ongoing Fees and Expenses?
Yes.
The contract provides for different ongoing fees and expenses.
The
table below describes the fees and expenses that you may pay each year under the contract, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page of your contract for information about the specific fees you will pay each year based on the investment options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract (1)	1.20%	2.00%
	Portfolio Company fees and expenses (2)	0.55%	2.85%
	Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.15%	0.15%

(1)

Expressed as an annual percent of daily net assets in the variable investment options.
(2)

Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2024 and could change from year to year.
(3)

Expressed as an annual percentage of your account value.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges and market value adjustments that substantially increase costs.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.20%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	2.00%	[1]
Base Contract (N-4) Footnotes [Text Block]	Expressed as an annual percent of daily net assets in the variable investment options.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.55%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.85%	[2]
Investment Options Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2024 and could change from year to year.
Optional Benefits Minimum [Percent]	0.15%	[3]
Optional Benefits Maximum [Percent]	0.15%	[3]
Optional Benefits Footnotes [Text Block]	Expressed as an annual percentage of your account value.
Lowest and Highest Annual Cost [Table Text Block]

Lowest Annual Cost $1,533	Highest Annual Cost $3,317

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers or withdrawals
•   No contract adjustments

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of contract, optional benefits (Ratcheted death benefit) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers or withdrawals
•   No contract adjustments

For additional information about ongoing fees and expenses see “Fee table” in this prospectus.

Lowest Annual Cost [Dollars]	$ 1,533
Highest Annual Cost [Dollars]	$ 3,317
Risks [Table Text Block]

RISKS
Is There a Risk of Loss from Poor Performance?
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value, depending on the investment options you choose. For additional information about the risk of loss see “Principal risks of investing in the contract” in this prospectus.

Is this a Short-Term Investment?
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. For additional information about the investment profile of the contract see “Fee table” in this prospectus.

What Are the Risks Associated with the Investment Options?
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option and fixed maturity options has its own unique risks. You should review the variable investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Fixed investment options”, “Guaranteed interest options” and “Portfolios of the Trusts” in “Purchasing the contract” in the prospectus, as well as, “Risks associated with the variable investment options” and “Risks associated with the fixed maturity options” in “Principal Risks of investing in the contract. ”See also Appendix: “Investment options available under the contract” in this prospectus.

What Are the Risks Related to the Insurance Company?
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the optional benefits. The general obligations, including the guaranteed interest option, fixed maturity options and any optional benefits under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account
” in “More information” in this prospectus.

Investment Restrictions [Text Block]
Yes.
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may select. Such rights include, among others, removing or substituting the Portfolios, combining any two or more variable investment options and transferring the account value from any variable investment option to another variable investment option.

Effective June 18, 2012: We no longer accept contributions to NQ contracts. For traditional IRA, Roth IRA and Inherited IRA contracts, we currently continue to accept subsequent contributions subject to a $6,000 limit per calendar year. For more information, see “How you can contribute to your contract” in “Purchasing the Contract” in the prospectus.

There are limits on contributions and transfers into and out of the guaranteed interest option. See “Allocating your contributions” in “Purchasing the Contract” and “Transferring your account value” in “Transferring your money among investment options” in this prospectus for more information.

For more information see “About the Separate Account” in “More information” in this prospectus.

You must choose one of the two investment methods:

1) Maximum investment option choice, or

2) Maximum transfer flexibility. For more information please see “Selecting your investment method” in this prospectus.

We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option.

Contributions and transfers into and out of the guaranteed interest option are limited.
The death benefits offered with the contract were available only at contract purchase. Withdrawals could significantly reduce or terminate the death benefits.

For additional information about restrictions on investment options, see “Portfolios of the Trusts”, and “Fixed maturity options” in “Purchasing the Contract” and “Transferring your money among investment options” in this prospectus.

Optional Benefit Restrictions [Text Block]
Yes.
	At any time, we have the right to limit or terminate your contributions to the contract. Withdrawals may reduce the death benefit by an amount greater than the value withdrawn and could terminate the optional death benefit. For additional information about the optional benefits see “Benefits available under the contract” in this prospectus.
Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For more information, see “Tax information” in this prospectus.

Investment Professional Compensation [Text Block]
Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in this prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, as well as any fees or penalties to terminate your existing contract, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges, expenses, and adjustments” in this prospectus.

Item 4. Fee Table [Text Block]
Fee table

The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering, or making withdrawals from an investment option or from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year
based on the investment options you have elected.

The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or make certain withdrawals from an investment option or from the contract, or transfer account value between investment options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	6.00%
Transfer Fee	None
Third Party Transfer or Exchange Fee (2)	$65
Special Service Charges (3)	$90

(1)
This charge applies to any contribution withdrawn attributable to the current and five prior contract years measured from the date of the withdrawal. This charge is deducted upon a withdrawal of amounts in excess of the 15% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see “Withdrawal charges” in “Charges, expenses, and adjustments” in the prospectus. See Appendix, “State contract availability and/or variations of certain features and benefits” in the prospectus for more information.

(2)	This charge will never exceed 2% of the amount disbursed or transferred. We may discontinue these services at any time.
(3)
Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The current maximum charge for each service is $90. We may discontinue these services at any time.

The next table describes the adjustments, in addition to any transaction expenses
, that apply if all or a portion of the account value is removed from an investment option or from the contract before the expiration of a specified period.

Adjustments
Fixed Maturity Option Maximum Potential Loss Due to Market Value Adjustment (as a percentage of Account value withdrawn from the Fixed Maturity Option) (1)	100%

(1)
A market value adjustment will apply to withdrawals, transfers, surrender of your contract, or when we make deductions for charges from a fixed maturity option before the maturity date. The actual amount of the Market Value Adjustment is determined by a formula that depends on, among other things, the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and the length of time remaining until the maturity date. In general, the maximum loss would occur if there is a total distribution for a fixed maturity option a significant time prior to the maturity date and interest rates have risen dramatically from the time that you originally allocate an amount to the fixed maturity option to the time that you take the withdrawal. See “Fixed maturity options” under “Purchasing the contract” for more information.

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Annual Administrative Charge (1)	$65
Base Contract Expenses (2) (as a percentage of daily net assets in the variable investment options)	2.00%
Optional Benefits Expenses
Ratcheted death benefit charge (as a percentage of your account value) (3)	0.15%

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. The current charge is $30. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. During the first two contract years, this charge, if it applies, is equal to the lesser of $30 or 2% of your account value plus any amount previously withdrawn during the contract year. If your total account value on the last day of your contract year is $25,000 or more for NQ contracts (or $20,000 or more for IRA contracts) there is no charge.

(2)	The current Base Contract Expenses are 1.20%.

(3)
Deducted annually on each participation date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the participation date anniversary, we will deduct a pro rata portion of the charge for that year.

The next item shows the minimum and maximum total operating expenses charged by the underlying
Portfolios
that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract, including their annual expenses, may be found at the back of this document. See “Appendix: Investment options available under the contract.”

Annual Portfolio Expenses	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) *	0.55%	2.85%

*	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2024.

Example

This Example is intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

This Example assumes all account value is allocated to the variable investment options. This example does not reflect market value adjustments. Your costs could differ from those shown below if you invest in the fixed maturity options.

The Example assumes that you invest $100,000 in the variable investment options for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses as well as, the Ratcheted death benefit at the maximum charge.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$ 10,501	$17,165	$23,911	$43,103	$4,148	$12,549	$21,094	$43,103

Transaction Expenses [Table Text Block]
The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering, or making withdrawals from an investment option or from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year
based on the investment options you have elected.

The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or make certain withdrawals from an investment option or from the contract, or transfer account value between investment options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	6.00%
Transfer Fee	None
Third Party Transfer or Exchange Fee (2)	$65
Special Service Charges (3)	$90

(1)
This charge applies to any contribution withdrawn attributable to the current and five prior contract years measured from the date of the withdrawal. This charge is deducted upon a withdrawal of amounts in excess of the 15% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see “Withdrawal charges” in “Charges, expenses, and adjustments” in the prospectus. See Appendix, “State contract availability and/or variations of certain features and benefits” in the prospectus for more information.

(2)	This charge will never exceed 2% of the amount disbursed or transferred. We may discontinue these services at any time.
(3)
Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The current maximum charge for each service is $90. We may discontinue these services at any time.

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	6.00%	[4]
Deferred Sales Load, Footnotes [Text Block]	This charge applies to any contribution withdrawn attributable to the current and five prior contract years measured from the date of the withdrawal. This charge is deducted upon a withdrawal of amounts in excess of the 15% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see “Withdrawal charges” in “Charges, expenses, and adjustments” in the prospectus. See Appendix, “State contract availability and/or variations of certain features and benefits” in the prospectus for more information.
Exchange Fee, Current [Dollars]	$ 65	[5]
Exchange Fee, Footnotes [Text Block]	This charge will never exceed 2% of the amount disbursed or transferred. We may discontinue these services at any time.
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The current maximum charge for each service is $90. We may discontinue these services at any time.
Annual Contract Expenses [Table Text Block]

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Annual Administrative Charge (1)	$65
Base Contract Expenses (2) (as a percentage of daily net assets in the variable investment options)	2.00%
Optional Benefits Expenses
Ratcheted death benefit charge (as a percentage of your account value) (3)	0.15%

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. The current charge is $30. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. During the first two contract years, this charge, if it applies, is equal to the lesser of $30 or 2% of your account value plus any amount previously withdrawn during the contract year. If your total account value on the last day of your contract year is $25,000 or more for NQ contracts (or $20,000 or more for IRA contracts) there is no charge.

(2)	The current Base Contract Expenses are 1.20%.

(3)
Deducted annually on each participation date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the participation date anniversary, we will deduct a pro rata portion of the charge for that year.

Administrative Expense, Current [Dollars]	$ 65	[6]
Administrative Expense, Footnotes [Text Block]	The annual administrative charge is deducted from your account value on each contract date anniversary. The current charge is $30. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. During the first two contract years, this charge, if it applies, is equal to the lesser of $30 or 2% of your account value plus any amount previously withdrawn during the contract year. If your total account value on the last day of your contract year is $25,000 or more for NQ contracts (or $20,000 or more for IRA contracts) there is no charge.
Base Contract Expense (of Average Account Value), Current [Percent]	2.00%	[7]
Base Contract Expense, Footnotes [Text Block]	The current Base Contract Expenses are 1.20%.
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%	[8]
Optional Benefit Expense, Footnotes [Text Block]	Deducted annually on each participation date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the participation date anniversary, we will deduct a pro rata portion of the charge for that year.
Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the underlying
Portfolios
that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract, including their annual expenses, may be found at the back of this document. See “Appendix: Investment options available under the contract.”

Annual Portfolio Expenses	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) *	0.55%	2.85%

*	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2024.

Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.55%	[9]
Portfolio Company Expenses Maximum [Percent]	2.85%	[9]
Portfolio Company Expenses, Footnotes [Text Block]	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2024.
Surrender Example [Table Text Block]
Example

This Example is intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

This Example assumes all account value is allocated to the variable investment options. This example does not reflect market value adjustments. Your costs could differ from those shown below if you invest in the fixed maturity options.

The Example assumes that you invest $100,000 in the variable investment options for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses as well as, the Ratcheted death benefit at the maximum charge.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$ 10,501	$17,165	$23,911	$43,103	$4,148	$12,549	$21,094	$43,103

Surrender Expense, 1 Year, Maximum [Dollars]	$ 10,501
Surrender Expense, 3 Years, Maximum [Dollars]	17,165
Surrender Expense, 5 Years, Maximum [Dollars]	23,911
Surrender Expense, 10 Years, Maximum [Dollars]	$ 43,103
Annuitize Example [Table Text Block]
Example

This Example is intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

This Example assumes all account value is allocated to the variable investment options. This example does not reflect market value adjustments. Your costs could differ from those shown below if you invest in the fixed maturity options.

The Example assumes that you invest $100,000 in the variable investment options for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses as well as, the Ratcheted death benefit at the maximum charge.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$ 10,501	$17,165	$23,911	$43,103	$4,148	$12,549	$21,094	$43,103

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 10,501
Annuitized Expense, 3 Years, Maximum [Dollars]	17,165
Annuitized Expense, 5 Years, Maximum [Dollars]	23,911
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 43,103
No Surrender Example [Table Text Block]
Example

This Example is intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

This Example assumes all account value is allocated to the variable investment options. This example does not reflect market value adjustments. Your costs could differ from those shown below if you invest in the fixed maturity options.

The Example assumes that you invest $100,000 in the variable investment options for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses as well as, the Ratcheted death benefit at the maximum charge.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$ 10,501	$17,165	$23,911	$43,103	$4,148	$12,549	$21,094	$43,103

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,148
No Surrender Expense, 3 Years, Maximum [Dollars]	12,549
No Surrender Expense, 5 Years, Maximum [Dollars]	21,094
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 43,103
Item 5. Principal Risks [Table Text Block]
3.
Principal risks of investing in the contract

The risks identified below are the principal risks of investing in the contract. The contract may be subject to additional risks other than those identified and described in this prospectus.

Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

Risks Associated with the Fixed Maturity Options

An allocation to a fixed maturity option has various risks associated with it.

Please be aware that a market value adjustment could result in a significant loss of principal and previously credited interest. In certain extreme circumstances, it is theoretically possible to lose 100% of your investment. Specifically:

•
If you make any withdrawal (including transfers, surrender or termination of your contract, or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment. The market value adjustment may be negative.

•
If there is a market value adjustment and interest rates have increased from the time that you originally allocated to a fixed maturity option to the time that you take the withdrawal (including transfers, surrender or termination of your contract, or when we make deductions for charges), the market value adjustment will be negative and will reduce your value in the fixed maturity option.

•	The amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option’s maturity date.

•	Therefore, it is possible that a negative market value adjustment could greatly reduce your value in the fixed maturity options, particularly in fixed maturity options with later maturity dates.

If we deduct all or a portion of a fee or charge from a fixed maturity option, a market value adjustment will apply to that deduction from the fixed maturity option. If the market value adjustment is negative, it will reduce your value in the fixed maturity option.

No company other than us has any legal responsibility to pay amounts that the Company owes under the contract and fixed maturity option. An owner should look to the financial strength of the Company for its claims-paying ability.

Risk associated with taking an early withdrawal

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Withdrawals could significantly reduce the minimum death benefit by an amount greater than the value withdrawn.

Withdrawals may be subject to Withdrawal Charges, negative Market Value Adjustments (see
Risks associated with the Fixed Maturity Options
), loss of interest and the possibility of adverse tax consequences.

Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the fixed maturity options. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible fees on access to account value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, inherited IRA, inherited Roth IRA, traditional IRA, Roth IRA or QP. We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Contract Changes Risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options. We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.

Availability by financial intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain features, optional benefits, and investment options, as well as limit the availability of the contracts, all based on issue age or other criteria established by the selling broker-dealer. For example, a firm may choose not to recommend certain investment options that are described in this Prospectus. Before you purchase the contract, you should ask your financial professional for details about the specific features, optional benefits, and investment options available through their firm, as well as those that are not. If a particular feature that interests you is not recommended through your broker-dealer, you may want to contact us to explore its availability.

Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk associated with taking a loan

Loans will decrease your account value and death benefit, and loaned amounts will not participate in the investment experience of your investment options. There may be adverse tax consequences associated with taking a loan from your contract.

Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

Item 10. Benefits Available (N-4) [Text Block]
2.
Benefits available under the contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Standard	No Charge		• Withdrawals could significantly reduce or terminate benefit
Ratcheted death benefit	Guarantees beneficiaries will receive a benefit that is at least equal to your ratchet adjusted death benefit value.	Optional	0.15% (1)	0.15% (1)	• Available only at contract purchase • Restricted to owners of certain ages • You may not cancel once you elect this benefit • Withdrawals could significantly reduce or terminate benefit
(1)	Expressed as an annual percentage of your account value.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Rebalancing Option I (1) and Option II (2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with Dollar Cost Averaging
Dollar Cost Averaging and Investment Simplifier	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing
Principal assurance allocation	If you select a fixed maturity option, we will specify the portion of your initial contribution to be allocated to that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution on the fixed maturity option’s maturity date.	Optional	No Charge		• Only available for annuitant ages 75 or younger when the contract is issued
(1)	Option I allows you to rebalance your account value among the variable investment options.
(2)	Option II allows you to rebalance your account value among the variable investment options and the guaranteed interest option.

Death benefits

About Death benefits

Your contract provides a death benefit. If you do not elect the ratcheted death benefit described below, the death benefit is equal to the greater of (i) the account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the annuitant’s death, any required instructions for the method of payment, information and forms necessary to effect payment and (ii) the “minimum death benefit.” The minimum death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges, and any taxes that apply. There is no additional charge for this death benefit. Depending upon the state where your contract is issued, each withdrawal you make will reduce the amount of your current standard death benefit on a pro rata basis, in the same manner as described under “Ratcheted death benefit”. There is no additional charge for this death benefit.

If your surviving spouse rolls the death benefit proceeds over into a contract issued by us, the death proceeds will remain invested in this contract until your spouse’s contract is issued and the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse’s new contract. The amount of the death benefit will be calculated to equal the greater of (i) your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date that your spouse’s contract is issued, and (ii) the “minimum death benefit” as of the date of your death. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse’s new contract is issued.

If you elect the ratcheted death benefit, the death benefit is equal to the greater of:

(a)
your account value (without any negative market value adjustment that would otherwise apply) as of the date we receive satisfactory proof of the annuitant’s death, any required instructions for the method of payment, information and forms necessary to effect payments; and

(b)	the ratcheted death benefit on the date of the annuitant’s death, less any subsequent withdrawals, withdrawal charges and taxes that apply.

Ratcheted death benefit

For an additional fee, you may elect the ratcheted death benefit. The current charge for this benefit is 0.15% of account value. On the contract date, your ratcheted death benefit equals your initial contribution. Then, on each third contract date anniversary, until the annuitant is age 85, we will determine your ratcheted death benefit by comparing your current ratcheted death benefit to your account value on that third contract date anniversary. If your account value is higher than your ratcheted death benefit, we will increase your ratcheted death benefit to equal your account value. On the other hand, if your account value on the third contract date anniversary is less than your ratcheted death benefit, we will not adjust your ratcheted death benefit either up or down.
If you make additional contributions, we will increase your current ratcheted death benefit by the dollar amount of the contribution on the date the contribution is allocated to your investment options. If you take a withdrawal from your contract, we will decrease on a proportionate basis your ratcheted death benefit on the date you take the withdrawal.

How withdrawals affect the minimum death benefit and the ratcheted death benefit

Each withdrawal you make will reduce the amount of your current ratcheted death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn (including the amount of any withdrawal charge deducted from the contract) and we reduce your current minimum death benefit or ratcheted death benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your ratcheted death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new ratcheted death benefit after the withdrawal would be $24,000 ($40,000 - $16,000). As this example shows, the pro rata reduction of the death benefit can be greater than the dollar amount of the withdrawal.
You may only elect the ratcheted death benefit at the time you apply for a contract if the annuitant is not older than age 75 when the contract is issued. Once you elect this benefit, you may not cancel it as long as the contract is in effect. Check with your financial professional.

See Appendix: “Death benefit example” in this prospectus for an example of how we calculate the death benefit.

Before purchasing the ratcheted death benefit for your IRA contract, you and your tax adviser should carefully consider the following. If you intend to satisfy your lifetime required minimum distributions requirements which begin after age 70
1
⁄
2
for this contract taking account-based withdrawals (as opposed to receiving annuity payments), you should know that under the terms of the annuity contract such withdrawals will reduce your ratcheted death benefit and may have the effect of eliminating your ability to utilize the entire benefit. Also, purchasing the ratcheted death benefit may increase the amount of RMDs you are required to withdraw under the tax rules if you elect withdrawals and not annuity payments. For more information see “Lifetime minimum distribution withdrawals” under ”withdrawing your account value” in “Accessing your money” and “Tax information” this prospectus.

Payment of Death Benefit

Your beneficiary and payment of benefit

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while the contract is in force and the owner and annuitant are alive. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary.

We determine the amount of the death benefit as of the date we receive satisfactory proof of the annuitant’s death, any required instructions for the method of payment, information and forms necessary to effect payment. We describe the death benefit in “Purchasing the Contract” this prospectus.

Effect of the annuitant’s death

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, if you are both the owner and the annuitant and your spouse is the sole primary beneficiary or the joint owner, the contract can be continued as discussed below under “Successor owner and annuitant.” Only a spouse who is the sole primary beneficiary can be a successor owner/annuitant. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules. A beneficiary may be able to have limited ownership as discussed under “Beneficiary continuation option”.

Successor owner and annuitant.
 For all contracts, your spouse can elect upon your death to continue the contract as the owner/annuitant and no death benefit is payable until the surviving spouse’s death.

If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the successor owner and annuitant feature, we will increase the account value to equal your ratcheted (or minimum) death benefit, if such death benefit is greater than such account value. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be withdrawn only after all other amounts have been withdrawn. The minimum death benefit will continue to apply. In determining whether the ratcheted death benefit, if elected, will continue to grow, and to determine if contributions are permitted we will use your surviving spouse’s age as of the date the successor owner and annuitant feature is effected.

When an NQ contract owner dies before the annuitant

Under certain conditions the owner changes after the original owner’s death for purposes of receiving federal tax law required distributions from the contract. When you are not the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, we will automatically make the beneficiary you name to receive the death benefit upon the annuitant’s death your successor owner. If you do not want this beneficiary also to be the suc-
cessor owner, you should name a specific successor owner. You may name a successor owner at any time while the contract is in force and the owner and annuitant are alive by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section.

Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

•	The cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death (or in a joint ownership situation, the death of the first owner to die).

•	The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner’s life expectancy). Payments must begin within one year after the non-annuitant
owner’s death. Unless this alternative is elected, we will pay any cash value five years after your death (or the death of the first owner to die).

If the surviving spouse is the successor owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living. An eligible successor owner, including a surviving joint owner after the first owner dies, may elect the beneficiary continuation option for NQ contracts discussed under “Beneficiary continuation option” below. The account value must be distributed no later than 5 years after the spouse’s death.

How death benefit payment is made

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen, if the option is permitted under federal tax rules in effect after your death. If you have not chosen an annuity payout option as of the time of the annuitant’s death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See “Your annuity payout options” in “Accessing your money” in this prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the “Equitable Access Account,” which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The Equitable Access Account is part of the Company’s general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

Beneficiary continuation option

This feature permits a designated individual, on the contract owner’s death, to maintain a contract with the deceased contract owner’s name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts.

The SECURE Act has changed key aspects of post-death distributions from tax qualified and tax favored contracts such as IRAs. Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019. We may be required in certain cases to pay benefits faster under existing contracts.

Beneficiary continuation option for traditional IRA and Roth IRA contracts only.

If eligible, your beneficiary can elect to receive payments over your beneficiary’s life expectancy (determined in the calendar year after your death and determined on a term certain basis). This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. These payments must begin no later than December 31st of the calendar year after the year of your death. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

For deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may generally stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” in this prospectus under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death in accordance with federal tax rules.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen by an eligible beneficiary.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

•	The minimum death benefit or the ratcheted death benefit, if applicable under the contract, will no longer be in effect and the charge for the ratcheted death benefit will stop.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

•	Upon the death of your beneficiary, the following distribution rules will apply to the subsequent beneficiary named by your beneficiary: (1) if your beneficiary is an EDB or you died on or before December 31, 2019, the subsequent beneficiary must withdraw any remaining amount within ten years of your beneficiary’s death in accordance with federal tax rules; or (2) if your beneficiary is not an EDB, the subsequent beneficiary must withdraw any remaining amount within 10 years of your death in accordance with federal tax rules. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

Beneficiary continuation option for NQ Contracts only.
 This feature, also known as the inherited annuity, may only be elected when the NQ contract owner dies before the date annuity payments are to begin, whether or not the owner and the annuitant are the same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, “beneficiary” refers to the successor owner. For a discussion of successor owner, see “When an NQ contract owner dies before the annuitant” earlier in this section.

This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as “scheduled payments.” The beneficiary may choose the
“5-year
rule” instead of scheduled payments over life expectancy. If the beneficiary chooses the
5-year
rule, there will be no scheduled payments. Under the
5-year
rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and annuitant are the same person):

•	This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

•	The contract continues with your name on it for the benefit of your beneficiary.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the respective beneficiary’s own life expectancy, if scheduled payments are chosen.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

•	The minimum death benefit or the ratcheted death benefit, if applicable under your contract, will no longer be in effect and the charge for the ratcheted death benefit will stop.

•	If the beneficiary chooses the
“5-year
rule,” withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary’s death.

•	Upon the death of your beneficiary, the beneficiary that he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the
5-year
rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If you are both the owner and annuitant:

•	As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

•	No withdrawal charges will apply to any withdrawals by the beneficiary.

If the owner and annuitant are not the same person:

•	If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

•	The account value will not be reset to the death benefit amount.

•	The withdrawal charge schedule and free corridor amount on the contract will continue to be applied to any withdrawal or surrender other than scheduled payments.

•
We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceeds the free corridor amount. See “Withdrawal charge” in “Charges, expenses, and adjustments” in this prospectus.

If a contract is jointly owned:

•	The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

•	If the deceased joint owner was also the annuitant, see “If you are both the owner and annuitant” above.

•	If the deceased joint owner was not the annuitant, see “If the owner and annuitant are not the same person” above.

Other Benefits

Automatic transfer options

Investment simplifier

Our Investment simplifier program allows you to choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the “fixed-dollar option” and the “interest sweep.” You may select one or the other, but not both. If you elect to use rebalancing option II (discussed below), you may not choose either of the investment simplifier options.

Fixed-dollar option.
Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above.

Interest sweep.
Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

The fixed-dollar and the interest sweep options are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit’s value is low and fewer units if the unit’s value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

When your participation in the investment simplifier will end.
Your participation in the investment simplifier will end:

•	Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

•	Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

•	Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your contract terminates.

Rebalancing your account value

Our rebalancing program offers two options that you can use to automatically reallocate your account value. Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable invest-
ment options and the guaranteed interest option. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form, instructing us:

(a)	in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

(b)	how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among the variable investment options (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 investment options. Transfer restrictions out of the guaranteed interest option may apply in accordance with the last two bullets under “Transferring your account value” above in this section. The initial transfer under the rebalancing program (based on your account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once it is in effect the transfer restrictions will be waived for the rebalancing transfers.

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional and/or financial adviser before electing the program.

To be eligible, you must have (i) at least $5,000 of account value in the variable investment options for option I, or (ii) at least $5,000 of account value in the variable investment options and the guaranteed interest option, combined for option II. We may waive this $5,000 requirement. Rebalancing is not available for amounts you have allocated in the fixed maturity options.

If you elect to use option II, you may not choose either of the investment simplifier automatic options.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

Benefits Available [Table Text Block]
Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Standard	No Charge		• Withdrawals could significantly reduce or terminate benefit
Ratcheted death benefit	Guarantees beneficiaries will receive a benefit that is at least equal to your ratchet adjusted death benefit value.	Optional	0.15% (1)	0.15% (1)	• Available only at contract purchase • Restricted to owners of certain ages • You may not cancel once you elect this benefit • Withdrawals could significantly reduce or terminate benefit
(1)	Expressed as an annual percentage of your account value.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Rebalancing Option I (1) and Option II (2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with Dollar Cost Averaging
Dollar Cost Averaging and Investment Simplifier	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing
Principal assurance allocation	If you select a fixed maturity option, we will specify the portion of your initial contribution to be allocated to that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution on the fixed maturity option’s maturity date.	Optional	No Charge		• Only available for annuitant ages 75 or younger when the contract is issued
(1)	Option I allows you to rebalance your account value among the variable investment options.
(2)	Option II allows you to rebalance your account value among the variable investment options and the guaranteed interest option.

Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%	[8]
Optional Benefit Expense, Footnotes [Text Block]	Deducted annually on each participation date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the participation date anniversary, we will deduct a pro rata portion of the charge for that year.
Item 17. Portfolio Companies (N-4) [Text Block]
Appendix: Investment options available under the contract

(a) Variable investment options

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH146652. You can request this information at no cost by calling (877) 522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies
:

		Current Expenses		Average Annual Total Returns (as of 12/31/2024)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”); SSGA Funds Management, Inc.	0.90%	^	9.76%	6.75%	6.94%
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	9.67%	7.56%	7.34%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.32%	^	9.02%	4.29%	4.09%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.05%		11.59%	10.58%	8.80%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.02%	^	7.56%	3.72%	4.33%
Equity	1290 VT Micro Cap — EIMG; BlackRock Investment Management, LLC, Lord, Abbett & Co. LLC	1.15%	^	20.06%	9.77%	9.92%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.20%	^	20.75%	11.77%	9.53%
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%		16.44%	9.63%	9.42%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.90%		21.70%	13.57%	12.09%
Equity	EQ/2000 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%		10.65%	6.24%	6.81%
Equity	EQ/400 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85%	^	12.88%	9.09%	8.50%
Equity	EQ/500 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.79%		23.92%	13.15%	11.78%
Asset Allocation	EQ/AB Dynamic Moderate Growth Δ — EIMG ; AllianceBernstein L.P.	1.13%		10.75%	4.56%	4.73%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%		13.93%	8.07%	8.81%
Equity	EQ/AB Sustainable U.S. Thematic — EIMG; AllianceBernstein L.P.	1.00%	^	10.36%	—	—
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.16%		13.73%	8.26%	7.95%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.03%		14.11%	8.06%	7.68%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25%	^	11.16%	6.22%	6.15%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00%	^	8.37%	7.12%	—
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.98%		9.16%	4.90%	5.01%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.95%	^	29.87%	14.44%	13.15%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%	^	26.79%	14.86%	12.93%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.07%	^	22.43%	13.63%	11.12%

		Current Expenses		Average Annual Total Returns (as of 12/31/2024)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%	^	23.10%	13.16%	11.84%
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00%	^	4.61%	1.71%	2.35%
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.97%		7.66%	3.87%	4.11%
Asset Allocation	EQ/Conservative Strategy† — EIMG	0.95%		4.80%	1.82%	2.33%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	0.85%	^	7.02%	3.55%	3.96%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.62%	^	2.41%	0.29%	1.11%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	-0.72%	0.40%	1.28%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20%	^	4.01%	1.41%	2.60%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54%	^	24.32%	13.89%	12.44%
Equity	EQ/Fidelity Institutional AM ® Large Cap — EIMG; FIAM LLC	0.87%	^	24.51%	15.35%	—
Equity	EQ/Franklin Rising Dividends — EIMG; Franklin Advisers, Inc.	0.87%	^	10.80%	10.34%	—
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.06%	^	11.03%	7.13%	7.24%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.10%	^	12.62%	7.42%	7.38%
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09%	^	11.89%	9.50%	—
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.62%	^	2.47%	0.07%	0.65%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		3.22%	4.33%	4.55%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	4.92%	4.86%	4.93%
Equity	EQ/International Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.87%		2.66%	3.77%	4.24%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.03%		1.50%	3.62%	3.94%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00%	^	14.85%	11.28%	9.27%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10%	^	15.83%	9.02%	9.35%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.17%		0.31%	1.31%	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		14.16%	9.12%	9.14%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	33.78%	13.30%	13.62%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%		15.45%	11.92%	10.23%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.89%		23.62%	13.12%	11.71%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%		32.34%	18.10%	15.91%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.87%		30.11%	15.56%	14.26%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		13.48%	7.94%	7.75%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.87%		14.14%	8.70%	8.01%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35%	^	7.33%	3.00%	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05%	^	33.74%	16.06%	15.71%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	8.76%	5.92%	7.57%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%	^	6.99%	4.83%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	14.48%	9.52%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.11%		36.09%	17.42%	—

73

		Current Expenses		Average Annual Total Returns (as of 12/31/2024)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05%	^	11.24%	5.57%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64%	^	13.21%	9.62%	8.96%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.96%		11.66%	7.62%	7.29%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.08%		7.92%	4.33%	4.66%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	0.99%		10.76%	5.96%	5.91%
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.12%		10.75%	6.38%	6.36%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.68%		4.65%	2.10%	1.36%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.15%	^	20.79%	12.75%	11.47%
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.57%	^	-0.29%	-0.01%	1.68%
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.81%	^	5.89%	2.27%	1.85%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.85%		1.67%	-0.25%	0.71%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.63%		11.19%	7.48%	7.65%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.92%		7.24%	7.00%	6.66%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19%	^	6.72%	4.92%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10%	^	7.25%	5.15%	5.25%
Asset Allocation	Equitable Growth MF/ETF — EIMG	1.15%	^	14.22%	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF — EIMG	1.10%	^	10.62%	—	—
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	1.01%		30.87%	15.48%	14.38%
Fixed Income	Multimanager Core Bond — EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.93%	^	1.94%	-0.42%	1.03%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23%	^	26.13%	16.97%	17.40%
Asset Allocation	Target 2015 Allocation — EIMG	1.10%	^	4.77%	3.00%	3.95%
Asset Allocation	Target 2025 Allocation — EIMG	1.10%	^	8.65%	5.40%	5.88%
Asset Allocation	Target 2035 Allocation — EIMG	1.04%		11.49%	7.13%	7.16%
Asset Allocation	Target 2045 Allocation — EIMG	1.03%		12.95%	8.06%	7.93%
Asset Allocation	Target 2055 Allocation — EIMG	1.10%	^	14.31%	8.94%	—
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†”. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

74
Unaffiliated Portfolio Companies
:

		Current Expenses		Average Annual Total Returns (as of 12/31/2024)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Fixed Income	American Funds Insurance Series ® The Bond Fund of America ® – Capital Research and Management Company	0.73%	^	0.98%	0.07%	1.42%
Fixed Income	Fidelity ® VIP Investment Grade Bond Portfolio – Fidelity Management and Research Company (FMR)	0.63%		1.50%	0.20%	1.68%
Fixed Income	Invesco V.I. High Yield Fund – Invesco Advisers, Inc.	1.14%		7.59%	2.72%	3.55%
Equity	Invesco V.I. Main Street Mid Cap Fund ® – Invesco Advisers, Inc.	1.19%		16.79%	8.83%	7.68%
Equity	Invesco V.I. Small Cap Equity Fund – Invesco Advisers, Inc.	1.20%		17.85%	10.60%	7.82%
Fixed Income	Macquarie VIP High Income Series – Delaware Management Company; Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.97%		6.19%	3.51%	4.13%
Equity	MFS ® Investors Trust Series – Massachusetts Financial Services Company	0.99%	^	19.22%	11.12%	10.81%
Equity	MFS ® Massachusetts Investors Growth Stock Portfolio – Massachusetts Financial Services Company	0.97%	^	15.98%	12.16%	12.91%
Equity	Principal VC Equity Income Account – Principal Global Investors, LLC (“PGI”)	0.73%		15.23%	8.15%	9.21%
Specialty	VanEck VIP Global Resources Fund – Van Eck Associates Corporation	1.30%		-3.09%	7.28%	0.57%
^	This Portfolio’s annual expenses reflect temporary fee reductions.

Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH146652. You can request this information at no cost by calling (877) 522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.
Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies
:

		Current Expenses		Average Annual Total Returns (as of 12/31/2024)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”); SSGA Funds Management, Inc.	0.90%	^	9.76%	6.75%	6.94%
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	9.67%	7.56%	7.34%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.32%	^	9.02%	4.29%	4.09%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.05%		11.59%	10.58%	8.80%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.02%	^	7.56%	3.72%	4.33%
Equity	1290 VT Micro Cap — EIMG; BlackRock Investment Management, LLC, Lord, Abbett & Co. LLC	1.15%	^	20.06%	9.77%	9.92%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.20%	^	20.75%	11.77%	9.53%
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%		16.44%	9.63%	9.42%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.90%		21.70%	13.57%	12.09%
Equity	EQ/2000 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%		10.65%	6.24%	6.81%
Equity	EQ/400 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85%	^	12.88%	9.09%	8.50%
Equity	EQ/500 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.79%		23.92%	13.15%	11.78%
Asset Allocation	EQ/AB Dynamic Moderate Growth Δ — EIMG ; AllianceBernstein L.P.	1.13%		10.75%	4.56%	4.73%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%		13.93%	8.07%	8.81%
Equity	EQ/AB Sustainable U.S. Thematic — EIMG; AllianceBernstein L.P.	1.00%	^	10.36%	—	—
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.16%		13.73%	8.26%	7.95%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.03%		14.11%	8.06%	7.68%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25%	^	11.16%	6.22%	6.15%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00%	^	8.37%	7.12%	—
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.98%		9.16%	4.90%	5.01%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.95%	^	29.87%	14.44%	13.15%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%	^	26.79%	14.86%	12.93%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.07%	^	22.43%	13.63%	11.12%

		Current Expenses		Average Annual Total Returns (as of 12/31/2024)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%	^	23.10%	13.16%	11.84%
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00%	^	4.61%	1.71%	2.35%
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.97%		7.66%	3.87%	4.11%
Asset Allocation	EQ/Conservative Strategy† — EIMG	0.95%		4.80%	1.82%	2.33%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	0.85%	^	7.02%	3.55%	3.96%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.62%	^	2.41%	0.29%	1.11%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	-0.72%	0.40%	1.28%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20%	^	4.01%	1.41%	2.60%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54%	^	24.32%	13.89%	12.44%
Equity	EQ/Fidelity Institutional AM ® Large Cap — EIMG; FIAM LLC	0.87%	^	24.51%	15.35%	—
Equity	EQ/Franklin Rising Dividends — EIMG; Franklin Advisers, Inc.	0.87%	^	10.80%	10.34%	—
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.06%	^	11.03%	7.13%	7.24%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.10%	^	12.62%	7.42%	7.38%
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09%	^	11.89%	9.50%	—
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.62%	^	2.47%	0.07%	0.65%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		3.22%	4.33%	4.55%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	4.92%	4.86%	4.93%
Equity	EQ/International Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.87%		2.66%	3.77%	4.24%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.03%		1.50%	3.62%	3.94%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00%	^	14.85%	11.28%	9.27%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10%	^	15.83%	9.02%	9.35%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.17%		0.31%	1.31%	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		14.16%	9.12%	9.14%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	33.78%	13.30%	13.62%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%		15.45%	11.92%	10.23%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.89%		23.62%	13.12%	11.71%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%		32.34%	18.10%	15.91%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.87%		30.11%	15.56%	14.26%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		13.48%	7.94%	7.75%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.87%		14.14%	8.70%	8.01%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35%	^	7.33%	3.00%	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05%	^	33.74%	16.06%	15.71%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	8.76%	5.92%	7.57%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%	^	6.99%	4.83%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	14.48%	9.52%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.11%		36.09%	17.42%	—

73

		Current Expenses		Average Annual Total Returns (as of 12/31/2024)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05%	^	11.24%	5.57%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64%	^	13.21%	9.62%	8.96%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.96%		11.66%	7.62%	7.29%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.08%		7.92%	4.33%	4.66%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	0.99%		10.76%	5.96%	5.91%
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.12%		10.75%	6.38%	6.36%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.68%		4.65%	2.10%	1.36%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.15%	^	20.79%	12.75%	11.47%
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.57%	^	-0.29%	-0.01%	1.68%
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.81%	^	5.89%	2.27%	1.85%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.85%		1.67%	-0.25%	0.71%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.63%		11.19%	7.48%	7.65%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.92%		7.24%	7.00%	6.66%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19%	^	6.72%	4.92%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10%	^	7.25%	5.15%	5.25%
Asset Allocation	Equitable Growth MF/ETF — EIMG	1.15%	^	14.22%	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF — EIMG	1.10%	^	10.62%	—	—
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	1.01%		30.87%	15.48%	14.38%
Fixed Income	Multimanager Core Bond — EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.93%	^	1.94%	-0.42%	1.03%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23%	^	26.13%	16.97%	17.40%
Asset Allocation	Target 2015 Allocation — EIMG	1.10%	^	4.77%	3.00%	3.95%
Asset Allocation	Target 2025 Allocation — EIMG	1.10%	^	8.65%	5.40%	5.88%
Asset Allocation	Target 2035 Allocation — EIMG	1.04%		11.49%	7.13%	7.16%
Asset Allocation	Target 2045 Allocation — EIMG	1.03%		12.95%	8.06%	7.93%
Asset Allocation	Target 2055 Allocation — EIMG	1.10%	^	14.31%	8.94%	—
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†”. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

74
Unaffiliated Portfolio Companies
:

		Current Expenses		Average Annual Total Returns (as of 12/31/2024)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Fixed Income	American Funds Insurance Series ® The Bond Fund of America ® – Capital Research and Management Company	0.73%	^	0.98%	0.07%	1.42%
Fixed Income	Fidelity ® VIP Investment Grade Bond Portfolio – Fidelity Management and Research Company (FMR)	0.63%		1.50%	0.20%	1.68%
Fixed Income	Invesco V.I. High Yield Fund – Invesco Advisers, Inc.	1.14%		7.59%	2.72%	3.55%
Equity	Invesco V.I. Main Street Mid Cap Fund ® – Invesco Advisers, Inc.	1.19%		16.79%	8.83%	7.68%
Equity	Invesco V.I. Small Cap Equity Fund – Invesco Advisers, Inc.	1.20%		17.85%	10.60%	7.82%
Fixed Income	Macquarie VIP High Income Series – Delaware Management Company; Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.97%		6.19%	3.51%	4.13%
Equity	MFS ® Investors Trust Series – Massachusetts Financial Services Company	0.99%	^	19.22%	11.12%	10.81%
Equity	MFS ® Massachusetts Investors Growth Stock Portfolio – Massachusetts Financial Services Company	0.97%	^	15.98%	12.16%	12.91%
Equity	Principal VC Equity Income Account – Principal Global Investors, LLC (“PGI”)	0.73%		15.23%	8.15%	9.21%
Specialty	VanEck VIP Global Resources Fund – Van Eck Associates Corporation	1.30%		-3.09%	7.28%	0.57%
^	This Portfolio’s annual expenses reflect temporary fee reductions.

Benefits Available for Portfolio Companies [Table Text Block]
Investment Options: The following are Investment Options A and B, as referred to in the “Selecting your investment method” section in “Purchasing the Contract” in the prospectus.

Investments Options A
Guaranteed Interest Option
1290 VT Equity Income	EQ/Invesco Global
1290 VT GAMCO Mergers & Acquisitions	EQ/Invesco Global Real Assets
1290 VT GAMCO Small Company Value	EQ/Janus Enterprise
1290 VT Micro Cap	EQ/JPMorgan Value Opportunities
1290 VT Small Cap Value	EQ/Large Cap Core Managed Volatility
1290 VT SmartBeta Equity ESG	EQ/Large Cap Growth Index
1290 VT Socially Responsible	EQ/Large Cap Growth Managed Volatility
EQ/2000 Managed Volatility	EQ/Large Cap Value Index
EQ/400 Managed Volatility	EQ/Large Cap Value Managed Volatility
EQ/500 Managed Volatility	EQ/Lazard Emerging Markets Equity
EQ/AB Dynamic Moderate Growth	EQ/Loomis Sayles Growth
EQ/AB Small Cap Growth	EQ/MFS International Growth
EQ/AB Sustainable U.S. Thematic	EQ/MFS International Intrinsic Value
EQ/Aggressive Growth Strategy	EQ/MFS Mid Cap Focused Growth
EQ/All Asset Growth Allocation	EQ/MFS Technology
EQ/American Century Mid Cap Value	EQ/MFS Utilities Series
EQ/Balanced Strategy	EQ/Mid Cap Index
EQ/Capital Group Research	EQ/Mid Cap Value Managed Volatility
EQ/ClearBridge Large Cap Growth ESG	EQ/Moderate Growth Strategy
EQ/ClearBridge Select Equity Managed Volatility	EQ/Morgan Stanley Small Cap Growth
EQ/Common Stock Index	EQ/Small Company Index
EQ/Conservative Growth Strategy	EQ/T. Rowe Price Growth Stock
EQ/Conservative Strategy	EQ/Value Equity
EQ/Emerging Markets Equity PLUS	EQ/Wellington Energy
EQ/Equity 500 Index	Equitable Conservative Growth MF/ETF
EQ/Fidelity Institutional AM ® Large Cap	Equitable Growth MF/ETF
EQ/Franklin Rising Dividends	Equitable Moderate Growth MF/ETF
EQ/Franklin Small Cap Value Managed Volatility	Invesco V.I. Main Street Mid Cap Fund ®
EQ/Global Equity Managed Volatility	Invesco V.I. Small Cap Equity Fund
EQ/Goldman Sachs Mid Cap Value	MFS ® Investors Trust Series
EQ/International Core Managed Volatility	MFS ® Massachusetts Investors Growth Stock Portfolio
EQ/International Equity Index	Multimanager Aggressive Equity
EQ/International Managed Volatility	Multimanager Technology
EQ/International Value Managed Volatility	VanEck VIP Global Resources Fund
EQ/Invesco Comstock

Investments Options B
1290 VT Convertible Securities	EQ/PIMCO Ultra Short Bond
1290 VT High Yield Bond	EQ/Quality Bond PLUS
American Funds Insurance Series ® The Bond Fund of America	Fidelity ® VIP Investment Grade Bond Portfolio
EQ/Core Bond Index	Invesco V.I. High Yield Fund
EQ/Intermediate Government Bond	Macquarie VIP High Income Series
EQ/Money Market	Multimanager Core Bond
EQ/PIMCO Global Real Return

C000024810 [Member] | Risk of Loss [Member]
Prospectus:
Risk [Text Block]
Yes.
	The contract is subject to the risk of loss. You could lose some or all of your account value, depending on the investment options you choose. For additional information about the risk of loss see “Principal risks of investing in the contract” in this prospectus.
Principal Risk [Text Block]
Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

C000024810 [Member] | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
No.
	The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. For additional information about the investment profile of the contract see “Fee table” in this prospectus.
C000024810 [Member] | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option and fixed maturity options has its own unique risks. You should review the variable investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Fixed investment options”, “Guaranteed interest options” and “Portfolios of the Trusts” in “Purchasing the contract” in the prospectus, as well as, “Risks associated with the variable investment options” and “Risks associated with the fixed maturity options” in “Principal Risks of investing in the contract. ”See also Appendix: “Investment options available under the contract” in this prospectus.

Principal Risk [Text Block]
Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

C000024810 [Member] | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the optional benefits. The general obligations, including the guaranteed interest option, fixed maturity options and any optional benefits under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account
” in “More information” in this prospectus.

Principal Risk [Text Block]
Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the fixed maturity options. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

C000024810 [Member] | Possible fees on access to account value [Member]
Prospectus:
Principal Risk [Text Block]
Possible fees on access to account value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

C000024810 [Member] | Possible adverse tax consequences [Member]
Prospectus:
Principal Risk [Text Block]
Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, inherited IRA, inherited Roth IRA, traditional IRA, Roth IRA or QP. We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

C000024810 [Member] | Risk associated with taking a loan [Member]
Prospectus:
Principal Risk [Text Block]
Risk associated with taking a loan

Loans will decrease your account value and death benefit, and loaned amounts will not participate in the investment experience of your investment options. There may be adverse tax consequences associated with taking a loan from your contract.

C000024810 [Member] | Risks Associated With The Fixed Maturity Options [Member]
Prospectus:
Principal Risk [Text Block]
Risks Associated with the Fixed Maturity Options

An allocation to a fixed maturity option has various risks associated with it.

Please be aware that a market value adjustment could result in a significant loss of principal and previously credited interest. In certain extreme circumstances, it is theoretically possible to lose 100% of your investment. Specifically:

•
If you make any withdrawal (including transfers, surrender or termination of your contract, or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment. The market value adjustment may be negative.

•
If there is a market value adjustment and interest rates have increased from the time that you originally allocated to a fixed maturity option to the time that you take the withdrawal (including transfers, surrender or termination of your contract, or when we make deductions for charges), the market value adjustment will be negative and will reduce your value in the fixed maturity option.

•	The amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option’s maturity date.

•	Therefore, it is possible that a negative market value adjustment could greatly reduce your value in the fixed maturity options, particularly in fixed maturity options with later maturity dates.

If we deduct all or a portion of a fee or charge from a fixed maturity option, a market value adjustment will apply to that deduction from the fixed maturity option. If the market value adjustment is negative, it will reduce your value in the fixed maturity option.

No company other than us has any legal responsibility to pay amounts that the Company owes under the contract and fixed maturity option. An owner should look to the financial strength of the Company for its claims-paying ability.

C000024810 [Member] | Contract Changes Risk [Member]
Prospectus:
Principal Risk [Text Block]
Contract Changes Risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options. We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.

C000024810 [Member] | Availability By Financial Intermediary [Member]
Prospectus:
Principal Risk [Text Block]
Availability by financial intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain features, optional benefits, and investment options, as well as limit the availability of the contracts, all based on issue age or other criteria established by the selling broker-dealer. For example, a firm may choose not to recommend certain investment options that are described in this Prospectus. Before you purchase the contract, you should ask your financial professional for details about the specific features, optional benefits, and investment options available through their firm, as well as those that are not. If a particular feature that interests you is not recommended through your broker-dealer, you may want to contact us to explore its availability.

C000024810 [Member] | Business Disruption Cybersecurity And Artificial Intelligence AI Technologies Risks [Member]
Prospectus:
Principal Risk [Text Block]
Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

C000024810 [Member] | Risk Associated With Taking An Early Withdrawal [Member]
Prospectus:
Principal Risk [Text Block]
Risk associated with taking an early withdrawal

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Withdrawals could significantly reduce the minimum death benefit by an amount greater than the value withdrawn.

Withdrawals may be subject to Withdrawal Charges, negative Market Value Adjustments (see
Risks associated with the Fixed Maturity Options
), loss of interest and the possibility of adverse tax consequences.

C000024810 [Member] | One Thousand Two Hundred Ninety VT Convertible Securities [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT Convertible Securities
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.90%	[10]
Average Annual Total Returns, 1 Year [Percent]	9.76%
Average Annual Total Returns, 5 Years [Percent]	6.75%
Average Annual Total Returns, 10 Years [Percent]	6.94%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | One Thousand Two Hundred Ninety VT Equity Income [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Equity Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors
Current Expenses [Percent]	0.95%	[10]
Average Annual Total Returns, 1 Year [Percent]	9.67%
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	7.34%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | One Thousand Two Hundred Ninety VT GAMCO Mergers Acquisitions [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT GAMCO Mergers & Acquisitions
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.32%	[10]
Average Annual Total Returns, 1 Year [Percent]	9.02%
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	4.09%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | One Thousand Two Hundred Ninety VT GAMCO Small Company Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT GAMCO Small Company Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	11.59%
Average Annual Total Returns, 5 Years [Percent]	10.58%
Average Annual Total Returns, 10 Years [Percent]	8.80%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | One Thousand Two Hundred Ninety VT High Yield Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	1290 VT High Yield Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc., Post Advisory Group, LLC
Current Expenses [Percent]	1.02%	[10]
Average Annual Total Returns, 1 Year [Percent]	7.56%
Average Annual Total Returns, 5 Years [Percent]	3.72%
Average Annual Total Returns, 10 Years [Percent]	4.33%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | One Thousand Two Hundred Ninety VT Micro Cap [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Micro Cap
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Lord, Abbett & Co. LLC
Current Expenses [Percent]	1.15%	[10]
Average Annual Total Returns, 1 Year [Percent]	20.06%
Average Annual Total Returns, 5 Years [Percent]	9.77%
Average Annual Total Returns, 10 Years [Percent]	9.92%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | One Thousand Two Hundred Ninety VT Small Cap Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Small Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC
Current Expenses [Percent]	1.20%	[10]
Average Annual Total Returns, 1 Year [Percent]	20.75%
Average Annual Total Returns, 5 Years [Percent]	11.77%
Average Annual Total Returns, 10 Years [Percent]	9.53%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | One Thousand Two Hundred Ninety VT SmartBeta Equity ESG [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT SmartBeta Equity ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	16.44%
Average Annual Total Returns, 5 Years [Percent]	9.63%
Average Annual Total Returns, 10 Years [Percent]	9.42%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | One Thousand Two Hundred Ninety VT Socially Responsible [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Socially Responsible
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	21.70%
Average Annual Total Returns, 5 Years [Percent]	13.57%
Average Annual Total Returns, 10 Years [Percent]	12.09%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQ 2000 Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/2000 Managed Volatility
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	10.65%
Average Annual Total Returns, 5 Years [Percent]	6.24%
Average Annual Total Returns, 10 Years [Percent]	6.81%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQ 400 Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/400 Managed Volatility
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.85%	[10]
Average Annual Total Returns, 1 Year [Percent]	12.88%
Average Annual Total Returns, 5 Years [Percent]	9.09%
Average Annual Total Returns, 10 Years [Percent]	8.50%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQ 500 Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/500 Managed Volatility
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	23.92%
Average Annual Total Returns, 5 Years [Percent]	13.15%
Average Annual Total Returns, 10 Years [Percent]	11.78%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQ AB Dynamic Moderate Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/AB Dynamic Moderate Growth	[11]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	10.75%
Average Annual Total Returns, 5 Years [Percent]	4.56%
Average Annual Total Returns, 10 Years [Percent]	4.73%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQ AB Small Cap Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/AB Small Cap Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	13.93%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	8.81%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQAB Sustainable US Thematic [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/AB Sustainable U.S. Thematic
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.00%	[10]
Average Annual Total Returns, 1 Year [Percent]	10.36%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQAggressive Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Allocation	[12]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	13.73%
Average Annual Total Returns, 5 Years [Percent]	8.26%
Average Annual Total Returns, 10 Years [Percent]	7.95%
C000024810 [Member] | EQAggressive Growth Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Growth Strategy	[12]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	14.11%
Average Annual Total Returns, 5 Years [Percent]	8.06%
Average Annual Total Returns, 10 Years [Percent]	7.68%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQAll Asset Growth Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/All Asset Growth Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.25%	[10]
Average Annual Total Returns, 1 Year [Percent]	11.16%
Average Annual Total Returns, 5 Years [Percent]	6.22%
Average Annual Total Returns, 10 Years [Percent]	6.15%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQAmerican Century Mid Cap Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/American Century Mid Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.00%	[10]
Average Annual Total Returns, 1 Year [Percent]	8.37%
Average Annual Total Returns, 5 Years [Percent]	7.12%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQBalanced Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Balanced Strategy	[12]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	9.16%
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	5.01%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQCapital Group Research [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Capital Group Research
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Capital International, Inc.
Current Expenses [Percent]	0.95%	[10]
Average Annual Total Returns, 1 Year [Percent]	29.87%
Average Annual Total Returns, 5 Years [Percent]	14.44%
Average Annual Total Returns, 10 Years [Percent]	13.15%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQClearBridge Large Cap Growth ESG [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/ClearBridge Large Cap Growth ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.00%	[10]
Average Annual Total Returns, 1 Year [Percent]	26.79%
Average Annual Total Returns, 5 Years [Percent]	14.86%
Average Annual Total Returns, 10 Years [Percent]	12.93%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQClearBridge Select Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/ClearBridge Select Equity Managed Volatility	[12]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, ClearBridge Investments, LLC
Current Expenses [Percent]	1.07%	[10]
Average Annual Total Returns, 1 Year [Percent]	22.43%
Average Annual Total Returns, 5 Years [Percent]	13.63%
Average Annual Total Returns, 10 Years [Percent]	11.12%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQCommon Stock Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Common Stock Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.67%	[10]
Average Annual Total Returns, 1 Year [Percent]	23.10%
Average Annual Total Returns, 5 Years [Percent]	13.16%
Average Annual Total Returns, 10 Years [Percent]	11.84%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQConservative Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Allocation	[12]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.00%	[10]
Average Annual Total Returns, 1 Year [Percent]	4.61%
Average Annual Total Returns, 5 Years [Percent]	1.71%
Average Annual Total Returns, 10 Years [Percent]	2.35%
C000024810 [Member] | EQConservative Growth Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Growth Strategy	[12]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.66%
Average Annual Total Returns, 5 Years [Percent]	3.87%
Average Annual Total Returns, 10 Years [Percent]	4.11%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQConservative Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Strategy	[12]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	4.80%
Average Annual Total Returns, 5 Years [Percent]	1.82%
Average Annual Total Returns, 10 Years [Percent]	2.33%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQ Conservative Plus Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative-Plus Allocation	[12]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.85%	[10]
Average Annual Total Returns, 1 Year [Percent]	7.02%
Average Annual Total Returns, 5 Years [Percent]	3.55%
Average Annual Total Returns, 10 Years [Percent]	3.96%
C000024810 [Member] | EQCore Bond Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Bond Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.62%	[10]
Average Annual Total Returns, 1 Year [Percent]	2.41%
Average Annual Total Returns, 5 Years [Percent]	0.29%
Average Annual Total Returns, 10 Years [Percent]	1.11%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQCore Plus Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Plus Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.93%	[10]
Average Annual Total Returns, 1 Year [Percent]	(0.72%)
Average Annual Total Returns, 5 Years [Percent]	0.40%
Average Annual Total Returns, 10 Years [Percent]	1.28%
C000024810 [Member] | EQEmerging Markets Equity PLUS [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Emerging Markets Equity PLUS
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., EARNEST Partners, LLC
Current Expenses [Percent]	1.20%	[10]
Average Annual Total Returns, 1 Year [Percent]	4.01%
Average Annual Total Returns, 5 Years [Percent]	1.41%
Average Annual Total Returns, 10 Years [Percent]	2.60%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQEquity 500 Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Equity 500 Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.54%	[10]
Average Annual Total Returns, 1 Year [Percent]	24.32%
Average Annual Total Returns, 5 Years [Percent]	13.89%
Average Annual Total Returns, 10 Years [Percent]	12.44%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQFidelity Institutional AM Large Cap [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Fidelity Institutional AM ® Large Cap
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	0.87%	[10]
Average Annual Total Returns, 1 Year [Percent]	24.51%
Average Annual Total Returns, 5 Years [Percent]	15.35%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQFranklin Small Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Franklin Small Cap Value Managed Volatility	[12]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.06%	[10]
Average Annual Total Returns, 1 Year [Percent]	11.03%
Average Annual Total Returns, 5 Years [Percent]	7.13%
Average Annual Total Returns, 10 Years [Percent]	7.24%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQGlobal Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Global Equity Managed Volatility	[12]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.10%	[10]
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	7.38%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQGoldman Sachs Mid Cap Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Goldman Sachs Mid Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.09%	[10]
Average Annual Total Returns, 1 Year [Percent]	11.89%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQIntermediate Government Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Intermediate Government Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc
Current Expenses [Percent]	0.62%	[10]
Average Annual Total Returns, 1 Year [Percent]	2.47%
Average Annual Total Returns, 5 Years [Percent]	0.07%
Average Annual Total Returns, 10 Years [Percent]	0.65%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQInternational Core Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Core Managed Volatility	[12]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	3.22%
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	4.55%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQInternational Equity Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Equity Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.72%	[10]
Average Annual Total Returns, 1 Year [Percent]	4.92%
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	4.93%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQInternational Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Managed Volatility	[12]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	2.66%
Average Annual Total Returns, 5 Years [Percent]	3.77%
Average Annual Total Returns, 10 Years [Percent]	4.24%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQInternational Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Value Managed Volatility	[12]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Harris Associates LP
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	1.50%
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	3.94%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQInvesco Comstock [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Comstock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%	[10]
Average Annual Total Returns, 1 Year [Percent]	14.85%
Average Annual Total Returns, 5 Years [Percent]	11.28%
Average Annual Total Returns, 10 Years [Percent]	9.27%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQInvesco Global [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Global
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.10%	[10]
Average Annual Total Returns, 1 Year [Percent]	15.83%
Average Annual Total Returns, 5 Years [Percent]	9.02%
Average Annual Total Returns, 10 Years [Percent]	9.35%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQInvesco Global Real Assets [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/Invesco Global Real Assets
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	0.31%
Average Annual Total Returns, 5 Years [Percent]	1.31%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQJanus Enterprise [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Janus Enterprise
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	14.16%
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]	9.14%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQJPMorgan Growth Stock [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Growth Stock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%	[10]
Average Annual Total Returns, 1 Year [Percent]	33.78%
Average Annual Total Returns, 5 Years [Percent]	13.30%
Average Annual Total Returns, 10 Years [Percent]	13.62%
C000024810 [Member] | EQJPMorgan Value Opportunities [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Value Opportunities
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	15.45%
Average Annual Total Returns, 5 Years [Percent]	11.92%
Average Annual Total Returns, 10 Years [Percent]	10.23%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQLarge Cap Core Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Core Managed Volatility	[12]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	23.62%
Average Annual Total Returns, 5 Years [Percent]	13.12%
Average Annual Total Returns, 10 Years [Percent]	11.71%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQLarge Cap Growth Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	32.34%
Average Annual Total Returns, 5 Years [Percent]	18.10%
Average Annual Total Returns, 10 Years [Percent]	15.91%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQLarge Cap Growth Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Managed Volatility	[12]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	30.11%
Average Annual Total Returns, 5 Years [Percent]	15.56%
Average Annual Total Returns, 10 Years [Percent]	14.26%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQLarge Cap Value Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	13.48%
Average Annual Total Returns, 5 Years [Percent]	7.94%
Average Annual Total Returns, 10 Years [Percent]	7.75%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQLarge Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Managed Volatility	[12]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.14%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	8.01%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQLazard Emerging Markets Equity [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Lazard Emerging Markets Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.35%	[10]
Average Annual Total Returns, 1 Year [Percent]	7.33%
Average Annual Total Returns, 5 Years [Percent]	3.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQ Loomis Sayles Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Loomis Sayles Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	1.05%	[10]
Average Annual Total Returns, 1 Year [Percent]	33.74%
Average Annual Total Returns, 5 Years [Percent]	16.06%
Average Annual Total Returns, 10 Years [Percent]	15.71%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQ MFS International Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS International Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[10]
Average Annual Total Returns, 1 Year [Percent]	8.76%
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	7.57%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQ MFS International Intrinsic Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS International Intrinsic Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.15%	[10]
Average Annual Total Returns, 1 Year [Percent]	6.99%
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQ MFS Mid Cap Focused Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS Mid Cap Focused Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[10]
Average Annual Total Returns, 1 Year [Percent]	14.48%
Average Annual Total Returns, 5 Years [Percent]	9.52%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQ MFS Technology [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/MFS Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	36.09%
Average Annual Total Returns, 5 Years [Percent]	17.42%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQ MFS Utilities Series [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/MFS Utilities Series
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.05%	[10]
Average Annual Total Returns, 1 Year [Percent]	11.24%
Average Annual Total Returns, 5 Years [Percent]	5.57%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQ Mid Cap Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.64%	[10]
Average Annual Total Returns, 1 Year [Percent]	13.21%
Average Annual Total Returns, 5 Years [Percent]	9.62%
Average Annual Total Returns, 10 Years [Percent]	8.96%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQ Mid Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Value Managed Volatility	[12]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	11.66%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	7.29%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQ Moderate Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Allocation	[12]
Portfolio Company Adviser [Text Block]	EIMG	[12]
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	7.92%
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	4.66%
C000024810 [Member] | EQ Moderate Growth Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Growth Strategy
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	10.76%
Average Annual Total Returns, 5 Years [Percent]	5.96%
Average Annual Total Returns, 10 Years [Percent]	5.91%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQ ModeratePlus Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate-Plus Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	10.75%
Average Annual Total Returns, 5 Years [Percent]	6.38%
Average Annual Total Returns, 10 Years [Percent]	6.36%
C000024810 [Member] | EQ Money Market [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Cash/Cash Equivalent
Portfolio Company Name [Text Block]	EQ/Money Market	[13]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Dreyfus, a division of Mellon Investments Corporation
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	4.65%
Average Annual Total Returns, 5 Years [Percent]	2.10%
Average Annual Total Returns, 10 Years [Percent]	1.36%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQ Morgan Stanley Small Cap Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Morgan Stanley Small Cap Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.
Current Expenses [Percent]	1.15%	[10]
Average Annual Total Returns, 1 Year [Percent]	20.79%
Average Annual Total Returns, 5 Years [Percent]	12.75%
Average Annual Total Returns, 10 Years [Percent]	11.47%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQ PIMCO Global Real Return [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Global Real Return
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.57%	[10]
Average Annual Total Returns, 1 Year [Percent]	(0.29%)
Average Annual Total Returns, 5 Years [Percent]	(0.01%)
Average Annual Total Returns, 10 Years [Percent]	1.68%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQ PIMCO Ultra Short Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Ultra Short Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.81%	[10]
Average Annual Total Returns, 1 Year [Percent]	5.89%
Average Annual Total Returns, 5 Years [Percent]	2.27%
Average Annual Total Returns, 10 Years [Percent]	1.85%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQ Quality Bond PLUS [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Quality Bond PLUS
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., Pacific Investment Management Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	1.67%
Average Annual Total Returns, 5 Years [Percent]	(0.25%)
Average Annual Total Returns, 10 Years [Percent]	0.71%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQ Small Company Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Small Company Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	11.19%
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	7.65%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQ Value Equity [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Value Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Aristotle Capital Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	7.24%
Average Annual Total Returns, 5 Years [Percent]	7.00%
Average Annual Total Returns, 10 Years [Percent]	6.66%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQ Wellington Energy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/Wellington Energy
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.19%	[10]
Average Annual Total Returns, 1 Year [Percent]	6.72%
Average Annual Total Returns, 5 Years [Percent]	4.92%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | Equitable Conservative Growth MFETF Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Conservative Growth MF/ETF Portfolio
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[10]
Average Annual Total Returns, 1 Year [Percent]	7.25%
Average Annual Total Returns, 5 Years [Percent]	5.15%
Average Annual Total Returns, 10 Years [Percent]	5.25%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | Equitable Growth MFETF [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Growth MF/ETF
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.15%	[10]
Average Annual Total Returns, 1 Year [Percent]	14.22%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | Equitable Moderate Growth MFETF [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Moderate Growth MF/ETF
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[10]
Average Annual Total Returns, 1 Year [Percent]	10.62%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | Multimanager Aggressive Equity [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Multimanager Aggressive Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	30.87%
Average Annual Total Returns, 5 Years [Percent]	15.48%
Average Annual Total Returns, 10 Years [Percent]	14.38%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | Multimanager Core Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Multimanager Core Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.
Current Expenses [Percent]	0.93%	[10]
Average Annual Total Returns, 1 Year [Percent]	1.94%
Average Annual Total Returns, 5 Years [Percent]	(0.42%)
Average Annual Total Returns, 10 Years [Percent]	1.03%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | Multimanager Technology [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Multimanager Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP
Current Expenses [Percent]	1.23%	[10]
Average Annual Total Returns, 1 Year [Percent]	26.13%
Average Annual Total Returns, 5 Years [Percent]	16.97%
Average Annual Total Returns, 10 Years [Percent]	17.40%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | Target 2015 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2015 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[10]
Average Annual Total Returns, 1 Year [Percent]	4.77%
Average Annual Total Returns, 5 Years [Percent]	3.00%
Average Annual Total Returns, 10 Years [Percent]	3.95%
C000024810 [Member] | Target 2025 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2025 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[10]
Average Annual Total Returns, 1 Year [Percent]	8.65%
Average Annual Total Returns, 5 Years [Percent]	5.40%
Average Annual Total Returns, 10 Years [Percent]	5.88%
C000024810 [Member] | Target 2035 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2035 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	7.13%
Average Annual Total Returns, 10 Years [Percent]	7.16%
C000024810 [Member] | Target 2045 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2045 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	12.95%
Average Annual Total Returns, 5 Years [Percent]	8.06%
Average Annual Total Returns, 10 Years [Percent]	7.93%
C000024810 [Member] | Target 2055 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2055 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[10]
Average Annual Total Returns, 1 Year [Percent]	14.31%
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000024810 [Member] | American Funds Insurance Series The Bond Fund of America [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series ® The Bond Fund of America
Portfolio Company Subadviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.73%	[10]
Average Annual Total Returns, 1 Year [Percent]	0.98%
Average Annual Total Returns, 5 Years [Percent]	0.07%
Average Annual Total Returns, 10 Years [Percent]	1.42%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | Fidelity VIP Investment Grade Bond Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity ® VIP Investment Grade Bond Portfolio
Portfolio Company Subadviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	1.50%
Average Annual Total Returns, 5 Years [Percent]	0.20%
Average Annual Total Returns, 10 Years [Percent]	1.68%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | Invesco V I High Yield Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco V.I. High Yield Fund
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	7.59%
Average Annual Total Returns, 5 Years [Percent]	2.72%
Average Annual Total Returns, 10 Years [Percent]	3.55%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | Invesco V I Main Street Mid Cap Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Mid Cap Fund
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	16.79%
Average Annual Total Returns, 5 Years [Percent]	8.83%
Average Annual Total Returns, 10 Years [Percent]	7.68%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | Invesco V I Small Cap Equity Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco V.I. Small Cap Equity Fund
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	17.85%
Average Annual Total Returns, 5 Years [Percent]	10.60%
Average Annual Total Returns, 10 Years [Percent]	7.82%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | Macquarie VIP High Income Series [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Macquarie VIP High Income Series
Portfolio Company Subadviser [Text Block]	Delaware Management Company; Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	6.19%
Average Annual Total Returns, 5 Years [Percent]	3.51%
Average Annual Total Returns, 10 Years [Percent]	4.13%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | MFS Investors Trust Series [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS ® Investors Trust Series
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.99%	[10]
Average Annual Total Returns, 1 Year [Percent]	19.22%
Average Annual Total Returns, 5 Years [Percent]	11.12%
Average Annual Total Returns, 10 Years [Percent]	10.81%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | MFS Massachusetts Investors Growth Stock Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS ® Massachusetts Investors Growth Stock Portfolio
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.97%	[10]
Average Annual Total Returns, 1 Year [Percent]	15.98%
Average Annual Total Returns, 5 Years [Percent]	12.16%
Average Annual Total Returns, 10 Years [Percent]	12.91%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | Principal VC Equity Income Account [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Principal VC Equity Income Account
Portfolio Company Subadviser [Text Block]	Principal Global Investors, LLC (“PGI”)
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	15.23%
Average Annual Total Returns, 5 Years [Percent]	8.15%
Average Annual Total Returns, 10 Years [Percent]	9.21%
C000024810 [Member] | VanEck VIP Global Resources Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	VanEck VIP Global Resources Fund
Portfolio Company Subadviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(3.09%)
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	0.57%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQ Franklin Rising Dividends [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Franklin Rising Dividends
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.87%	[10]
Average Annual Total Returns, 1 Year [Percent]	10.80%
Average Annual Total Returns, 5 Years [Percent]	10.34%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | EQ/T. Rowe Price Growth Stock
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000024810 [Member] | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Death Benefit
C000024810 [Member] | Transfer Fee [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 0
C000024810 [Member] | Special Service Charges [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	90	[14]
C000024810 [Member] | Rebalancing Option I And Option II [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 0
Name of Benefit [Text Block]	Rebalancing Option I (1) and Option II (2)	[15],[16]
Purpose of Benefit [Text Block]	Periodically rebalance to your desired asset mix.
Optional Benefit [Flag]	true
Optional Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• Not generally available with Dollar Cost Averaging
Name of Benefit [Text Block]	Rebalancing Option I (1) and Option II (2)	[15],[16]
C000024810 [Member] | Principal Assurance Allocation [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 0
Name of Benefit [Text Block]	Principal assurance allocation
Purpose of Benefit [Text Block]	If you select a fixed maturity option, we will specify the portion of your initial contribution to be allocated to that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution on the fixed maturity option’s maturity date.
Optional Benefit [Flag]	true
Optional Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• Only available for annuitant ages 75 or younger when the contract is issued
Name of Benefit [Text Block]	Principal assurance allocation
C000024810 [Member] | Dollar Cost Averaging And Investment Simplifier [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 0
Name of Benefit [Text Block]	Dollar Cost Averaging and Investment Simplifier
Purpose of Benefit [Text Block]	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.
Optional Benefit [Flag]	true
Optional Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• Not generally available with Rebalancing
Name of Benefit [Text Block]	Dollar Cost Averaging and Investment Simplifier
C000024810 [Member] | Ratcheted Death Benefit [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 0.15	[3]
Optional Benefit Expense, Current [Dollars]	$ 0.15	[3]
Name of Benefit [Text Block]	Ratcheted death benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit that is at least equal to your ratchet adjusted death benefit value.
Optional Benefit [Flag]	true
Optional Benefit Expense, Maximum [Dollars]	$ 0.15	[3]
Optional Benefit Expense, Current [Dollars]	$ 0.15	[3]
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Restricted to owners of certain ages • You may not cancel once you elect this benefit • Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Ratcheted death benefit
C000065463 [Member]
Prospectus:
Fees and Expenses [Text Block]

FEES AND EXPENSES
Are there Charges or Adjustments for Early Withdrawals?
Yes.
If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract within 6 years following your last contribution, you will be assessed a withdrawal charge of up to 6% of account value withdrawn or contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment. This loss will be greater if there are taxes if you have to pay or tax penalties.

For additional information about the charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges under the contracts” under “Charges and expenses” in this prospectus.

Are There Transaction Charges?
Yes.
In addition to withdrawal charges, you may also be charged for other transactions (for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, or third-party transfers or exchanges).

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in this prospectus.

Are There Ongoing Fees and Expenses?
Yes.
The contract provides for different
ongoing
fees and expenses. The table below describes the fees and expenses that you may pay each year
under the contract, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page of your contract for information about the specific fees you will pay each year
based on the investment options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract (1)	1.25%	1.25%
	Portfolio Company fees and expenses (2)	0.55%	2.85%
	Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.15%	0.15%

(1)  Expressed as an annual percent of daily net assets in the variable investment options.
(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2024 and could change from year to year.
(3)  Expressed as an annual percentage of your account value.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year,
based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $1,787	Highest Annual Cost $3,523

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers or withdrawals
•   No contract adjustments

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of contract, optional benefits (Ratcheted death benefit) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers or withdrawals
•   No contract adjustments

For additional information about ongoing fees and expenses see “Fee table” in this prospectus.

Charges for Early Withdrawals [Text Block]
Yes.
If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract within 6 years following your last contribution, you will be assessed a withdrawal charge of up to 6% of account value withdrawn or contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment. This loss will be greater if there are taxes if you have to pay or tax penalties.

For additional information about the charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges under the contracts” under “Charges and expenses” in this prospectus.

Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Amount Surrendered) Maximum [Percent]	6.00%
Surrender Charge Example Maximum [Dollars]	$ 6,000
Transaction Charges [Text Block]
Yes.
In addition to withdrawal charges, you may also be charged for other transactions (for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, or third-party transfers or exchanges).

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in this prospectus.

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes.
The contract provides for different
ongoing
fees and expenses. The table below describes the fees and expenses that you may pay each year
under the contract, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page of your contract for information about the specific fees you will pay each year
based on the investment options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract (1)	1.25%	1.25%
	Portfolio Company fees and expenses (2)	0.55%	2.85%
	Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.15%	0.15%

(1)  Expressed as an annual percent of daily net assets in the variable investment options.
(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2024 and could change from year to year.
(3)  Expressed as an annual percentage of your account value.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year,
based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $1,787	Highest Annual Cost $3,523

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers or withdrawals
•   No contract adjustments

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of contract, optional benefits (Ratcheted death benefit) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers or withdrawals
•   No contract adjustments

For additional information about ongoing fees and expenses see “Fee table” in this prospectus.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.25%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.25%	[1]
Base Contract (N-4) Footnotes [Text Block]	Expressed as an annual percent of daily net assets in the variable investment options.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.55%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.85%	[2]
Investment Options Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2024 and could change from year to year.
Optional Benefits Minimum [Percent]	0.15%	[3]
Optional Benefits Maximum [Percent]	0.15%	[3]
Optional Benefits Footnotes [Text Block]	Expressed as an annual percentage of your account value.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost $1,787	Highest Annual Cost $3,523

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers or withdrawals
•   No contract adjustments

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of contract, optional benefits (Ratcheted death benefit) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers or withdrawals
•   No contract adjustments

For additional information about ongoing fees and expenses see “Fee table” in this prospectus.

Lowest Annual Cost [Dollars]	$ 1,787
Highest Annual Cost [Dollars]	$ 3,523
Risks [Table Text Block]

RISKS
Is There a Risk of Loss From Poor Performance?
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value, depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the contract” in this prospectus.

Is this a Short-Term Investment?
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. For additional information about the investment profile of the contract see “Fee table” in this prospectus.

What are the Risks Associated with the Investment options?
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option, has its own unique risks. You should review the variable investment options available under the contract before making an investment decision.
For additional information about the risks associated with investment options see “Variable investment options” “Guaranteed interest option”, and “Portfolios of the Trusts” in “Purchasing the Contract” in the prospectus. See also Appendix “Investment options available under the contract” in this prospectus.

What are the Risks Related to the Insurance Company?
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the optional benefits. The general obligation, the guaranteed interest option, the fixed investment options and any optional benefits under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/about-us/financial-strength-ratings.

Contributions and transfers into and out of the guaranteed interest option are limited.

The standard death benefit
and optional ratcheted death benefit
offered with the contract was available only at contract purchase. Withdrawals could significantly reduce or terminate the death benefit.

For additional information about insurance company risks see “About the general account” in “More information” in this prospectus.

Investment Restrictions [Text Block]
Yes.
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may select. Such rights include, among others, removing or substituting the Portfolios, combining any two or more variable investment options and transferring the account value from any variable investment option to another variable investment option.

There are limits on contributions and transfers into and out of the guaranteed interest option, and restrictions or limitations with a dollar cost averaging program. See “Allocating your contributions” in “Purchasing the Contract” and “Transferring your account value” in “Transferring your money among investment options” in this prospectus for more information.

For more information see “About the Separate Account” in “More information” in this prospectus.

You must choose one of the two investment methods: 1) Maximum investment option choice, or 2) Maximum transfer flexibility. For more information please see “Selecting your investment method” in this prospectus.

For additional information about restrictions on investment options, including information regarding volatility management strategies and techniques, see “Portfolios of Trusts” in “Purchasing the Contract”, and “Transfer charge” in “Charges and expenses” in this prospectus.

Optional Benefit Restrictions [Text Block]	At any time, we have the right to limit or terminate your contributions to the contract. Withdrawals may reduce the death benefit by an amount greater than the value withdrawn and could terminate the optional death benefit. For additional information about the optional benefits see “Benefits available under the contract” in the prospectus.
Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in this prospectus.

Investment Professional Compensation [Text Block]
Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in this prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, as well as any fees or penalties to terminate your existing contract, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges and expenses” in this prospectus.

Item 4. Fee Table [Text Block]
Fee table

The following tables
describe
the fees and expenses that you will pay when buying, owning, surrendering, or making withdrawals from an investment option or from the contract.
Please refer to your contract specifications page for information about the specific fees you will pay each year
based on the investment options you have elected.

The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender the contract, make certain withdrawals from an investment option or from the contract, or transfers account value between investment options. Certain charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Withdrawal Charge (as a percentage of contribution withdrawn) (1)	6.00%
Transfer Fee	None
Third Party Transfer or Exchange Fee (2)	$65
Special Service Charges (3)	$90

(1)
The charge percentage is deducted upon a withdrawal of amounts in excess of the 15% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal or surrender your contract. The amount of the withdrawal charge we deduct is equal to a percentage of contributions that have been in the contract less than six contract years. For a complete description of charges, please see “Withdrawal charges” in “Charges and expenses” in the prospectus. For certain contracts issued in New York, a different maximum withdrawal charge may apply. See Appendix, “State contract availability and/or variations to certain features and benefits” in the prospectus for more information.

Contract Year
1	2	3	4	5	6	7
6.00%	6.00%	6.00%	6.00%	6.00%	5.00%	0.00%
(2)	This charge will never exceed 2% of the amount disbursed or transferred. We may discontinue these services at any time.
(3)
Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The current maximum charge for each service is $90. We may discontinue these services at any time.

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Annual Administrative Charge (1)	$50 (2)
Base Contract Expenses (as an percentage of daily net assets in the variable investment options)	1.25%
Optional Benefits Expenses
Ratcheted death benefit charge (as a percentage of your account value) (3)	0.15%

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

(2)	There is no charge if your account value on the last day of your contract year is $100,000 or more.
(3)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract, including their annual expenses, may be found at the back of this document. See “Appendix: Investment
O
ptions available under the contract.”

Annual Portfolio Expenses	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses) *	0.55%	2.85%
Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and other expenses) **	0.54%	2.57%

*	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2024.
**
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2026 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2026. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Example

This Example is intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses (both at their maximum charge).

The Example assumes all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

The Example assumes that you invest $100,000 in the variable investment options for the time periods indicated. The Example also assumes that your investment has a 5% return each year
and assumes the most expensive combination of annual Portfolio expenses and optional benefits available for an additional charge as well as, the Ratcheted death benefit (at the maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

$9,590	$18,642	$27,792	$45,720	$4,463	$13,460	$22,554	$45,720

Transaction Expenses [Table Text Block]
The following tables
describe
the fees and expenses that you will pay when buying, owning, surrendering, or making withdrawals from an investment option or from the contract.
Please refer to your contract specifications page for information about the specific fees you will pay each year
based on the investment options you have elected.

The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender the contract, make certain withdrawals from an investment option or from the contract, or transfers account value between investment options. Certain charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Withdrawal Charge (as a percentage of contribution withdrawn) (1)	6.00%
Transfer Fee	None
Third Party Transfer or Exchange Fee (2)	$65
Special Service Charges (3)	$90

(1)
The charge percentage is deducted upon a withdrawal of amounts in excess of the 15% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal or surrender your contract. The amount of the withdrawal charge we deduct is equal to a percentage of contributions that have been in the contract less than six contract years. For a complete description of charges, please see “Withdrawal charges” in “Charges and expenses” in the prospectus. For certain contracts issued in New York, a different maximum withdrawal charge may apply. See Appendix, “State contract availability and/or variations to certain features and benefits” in the prospectus for more information.

Contract Year
1	2	3	4	5	6	7
6.00%	6.00%	6.00%	6.00%	6.00%	5.00%	0.00%
(2)	This charge will never exceed 2% of the amount disbursed or transferred. We may discontinue these services at any time.
(3)
Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The current maximum charge for each service is $90. We may discontinue these services at any time.

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	6.00%	[17]
Deferred Sales Load, Footnotes [Text Block]
(1)
The charge percentage is deducted upon a withdrawal of amounts in excess of the 15% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal or surrender your contract. The amount of the withdrawal charge we deduct is equal to a percentage of contributions that have been in the contract less than six contract years. For a complete description of charges, please see “Withdrawal charges” in “Charges and expenses” in the prospectus. For certain contracts issued in New York, a different maximum withdrawal charge may apply. See Appendix, “State contract availability and/or variations to certain features and benefits” in the prospectus for more information.

Contract Year
1	2	3	4	5	6	7
6.00%	6.00%	6.00%	6.00%	6.00%	5.00%	0.00%

Exchange Fee, Current [Dollars]	$ 65
Exchange Fee, Footnotes [Text Block]	This charge will never exceed 2% of the amount disbursed or transferred. We may discontinue these services at any time.
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The current maximum charge for each service is $90. We may discontinue these services at any time.
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Annual Administrative Charge (1)	$50 (2)
Base Contract Expenses (as an percentage of daily net assets in the variable investment options)	1.25%
Optional Benefits Expenses
Ratcheted death benefit charge (as a percentage of your account value) (3)	0.15%

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

(2)	There is no charge if your account value on the last day of your contract year is $100,000 or more.
(3)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

Administrative Expense, Current [Dollars]	$ 50	[18],[19]
Administrative Expense, Footnotes [Text Block]	The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.
Base Contract Expense (of Average Account Value), Current [Percent]	1.25%
Base Contract Expense, Footnotes [Text Block]	There is no charge if your account value on the last day of your contract year is $100,000 or more.
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%	[20]
Optional Benefit Expense, Footnotes [Text Block]	Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.
Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract, including their annual expenses, may be found at the back of this document. See “Appendix: Investment
O
ptions available under the contract.”

Annual Portfolio Expenses	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses) *	0.55%	2.85%
Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and other expenses) **	0.54%	2.57%

*	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2024.
**
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2026 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2026. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Surrender Example [Table Text Block]
Example

This Example is intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses (both at their maximum charge).

The Example assumes all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

The Example assumes that you invest $100,000 in the variable investment options for the time periods indicated. The Example also assumes that your investment has a 5% return each year
and assumes the most expensive combination of annual Portfolio expenses and optional benefits available for an additional charge as well as, the Ratcheted death benefit (at the maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

$9,590	$18,642	$27,792	$45,720	$4,463	$13,460	$22,554	$45,720

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,590
Surrender Expense, 3 Years, Maximum [Dollars]	18,642
Surrender Expense, 5 Years, Maximum [Dollars]	27,792
Surrender Expense, 10 Years, Maximum [Dollars]	$ 45,720
Annuitize Example [Table Text Block]
Example

This Example is intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses (both at their maximum charge).

The Example assumes all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

The Example assumes that you invest $100,000 in the variable investment options for the time periods indicated. The Example also assumes that your investment has a 5% return each year
and assumes the most expensive combination of annual Portfolio expenses and optional benefits available for an additional charge as well as, the Ratcheted death benefit (at the maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

$9,590	$18,642	$27,792	$45,720	$4,463	$13,460	$22,554	$45,720

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 9,590
Annuitized Expense, 3 Years, Maximum [Dollars]	18,642
Annuitized Expense, 5 Years, Maximum [Dollars]	27,792
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 45,720
No Surrender Example [Table Text Block]
Example

This Example is intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses (both at their maximum charge).

The Example assumes all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

The Example assumes that you invest $100,000 in the variable investment options for the time periods indicated. The Example also assumes that your investment has a 5% return each year
and assumes the most expensive combination of annual Portfolio expenses and optional benefits available for an additional charge as well as, the Ratcheted death benefit (at the maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

$9,590	$18,642	$27,792	$45,720	$4,463	$13,460	$22,554	$45,720

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,463
No Surrender Expense, 3 Years, Maximum [Dollars]	13,460
No Surrender Expense, 5 Years, Maximum [Dollars]	22,554
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 45,720
Item 5. Principal Risks [Table Text Block]
3.
Principal risks of investing in the contract

The risks identified below are the principal risks of investing in the contract. The contract may be subject to additional risks other than those identified and described in this prospectus.

Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

Risk associated with taking a withdrawal

Withdrawals could significantly reduce the minimum and the ratcheted death benefit by an amount greater than the value withdrawn.

Withdrawals may be subject to Withdrawal Charges, loss of interest and the possibility of adverse tax consequences.

Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible fees on access to account value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether a 403(b) TSA annuity contract, a 403(b)(7) custodial account or an EDC plan. We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Not a short-term investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Contract Changes Risk

We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.

Availability by financial intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain features, optional benefits, and investment options, as well as limit the availability of the contracts, all based on issue age or other criteria established by the selling broker-dealer.
For example, a firm may choose not to recommend certain investment options that are described in this prospectus. Before you purchase the contract, you should ask your financial professional for details about the specific features, optional benefits, and investment options available through their firm, as well as those that are not. If a particular feature that interests you is not recommended through your broker dealer, you may want to contact us to explore its availability.

Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risk

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyberattacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, the occurrence of any storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

Item 10. Benefits Available (N-4) [Text Block]
2.
Benefits available under the contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Standard	No Additional Charge		• Withdrawals could significantly reduce or terminate benefit
Ratcheted death benefit	Guarantees beneficiaries will receive a benefit that is at least equal to your ratchet adjusted death benefit.	Optional	0.15% (1)	0.15% (1)	• Available only at contract purchase • Restricted to owners of certain ages • You may not cancel once you elect this benefit • Withdrawals could significantly reduce or terminate benefit

(1)	Expressed as a percentage of your account value.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Rebalancing Option I (1) and Option II (2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with Dollar Cost Averaging
Dollar Cost Averaging and Investment Simplifier	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing

(1)	Option I allows you to rebalance your account value among the variable investment options.
(2)	Option II allows you to rebalance your account value among the variable investment options and the guaranteed interest option.

Death Benefits

About Death Benefits

Your contract provides a death benefit. If you do not elect the ratcheted death benefit described below, the death benefit is equal to the greater of (i) the account value as of the date we receive satisfactory proof of the annuitant’s death, any required instructions for the method of payment, information and forms necessary to effect payment and (ii) the “minimum death benefit.” The minimum death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges, and any taxes that apply. There is no additional charge for this death benefit. Each withdrawal you make will reduce the amount of your current standard death benefit on a pro rata basis, in the same manner as described under “Ratcheted death benefit”.

If your surviving spouse rolls the death benefit proceeds over into a contract issued by us, the death proceeds will remain invested in this contract until your spouse’s contract is issued and the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse’s new contract. The amount of the death benefit will be calculated to equal the greater of (i) your account value as of the date that your spouse’s contract is issued, (ii) the “minimum death benefit” as of the date of your death, or if you elected the ratcheted death benefit, the ratcheted death benefit value on the date of your death. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse’s new contract is issued.

If you elect the ratcheted death benefit, the death benefit is equal to the greater of:

(a)	your account value as of the date we receive satisfactory proof of the annuitant’s death, any required instructions for the method of payment, information and forms necessary to effect payments and

(b)	the ratcheted death benefit on the date of the annuitant’s death, less any subsequent withdrawals, withdrawal charges and taxes that apply.

Ratcheted death benefit

For an additional fee, you may elect the ratcheted death benefit. The current charge for this benefit is 0.15% of account value. On the contract date, your ratcheted death benefit equals your initial contribution. Then, on each third contract date anniversary, until the annuitant is age 85, we will determine your ratcheted death benefit by comparing your current ratcheted death benefit to your account value on that third contract date anniversary. If your account value is higher than your ratcheted death benefit, we will increase your ratcheted death benefit to equal your account value. On the other hand, if your account value on the third contract date anniversary is less than your ratcheted death benefit, we will not adjust your ratcheted death benefit either up or down.

If you make additional contributions, we will increase your current ratcheted death benefit by the dollar amount of the contribution on the date the contribution is allocated to your investment options. If you take a withdrawal from your contract, we will decrease on a proportionate basis your ratcheted death benefit on the date you take the withdrawal.
How withdrawals affect the death benefit and the ratcheted death benefit

Each withdrawal you make will reduce the amount of your current ratcheted death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn (including the amount of any withdrawal charge deducted from the contract) and we reduce your current minimum death benefit or ratcheted death benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your ratcheted death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new ratcheted death benefit after the withdrawal would be $24,000 ($40,000 - $16,000). As this example shows, the pro rata reduction of the death benefit can be greater than the dollar amount of the withdrawal.
You may only elect the ratcheted death benefit at the time you apply for a contract if the annuitant is not older than age 75 when the contract is issued. Once you elect this benefit, you may not cancel it as long as the contract is in effect. Check with your financial professional.

See Appendix: “Death benefit example” in this prospectus for an example of how we calculate the death benefit.

Before purchasing the ratcheted death benefit for your IRA contract, you and your tax adviser should carefully consider the following. If you intend to satisfy your lifetime required minimum distribution requirements which begin after age 70
1
⁄
2
for this contract by taking account-based withdrawals (as opposed to receiving annuity payments), you should know that under the terms of the annuity contract such withdrawals will reduce your ratcheted death benefit and may have the effect of eliminating your ability to utilize the entire benefit. Also, purchasing the ratcheted death benefit may increase the amount of RMDs you are required to withdraw under the tax rules if you elect withdrawals and not annuity payments. For more information see ”Lifetime minimum distribution withdrawals” under “Withdrawing your account value” in “Accessing your money” and “Tax information” in this prospectus.

Payment of Death Benefit

Your beneficiary and payment of benefit

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while the contract is in force and the owner and annuitant are alive. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary.

We determine the amount of the death benefit as of the date we receive satisfactory proof of the annuitant’s death,

any required instructions for the method of payment, information and forms necessary to effect payment. We describe the death benefit in “Purchasing the contract” in this prospectus.

Effect of the annuitant’s death

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, if you are both the owner and the annuitant and your spouse is the sole primary beneficiary or the joint owner, the contract can be continued as discussed below under “Successor owner and annuitant.” Only a spouse who is the sole primary beneficiary can be a successor owner/annuitant. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules. A beneficiary may be able to have limited ownership as discussed under “Beneficiary continuation option”.

Successor owner and annuitant.
For all contracts, your spouse can elect upon your death to continue the contract as the owner/annuitant and no death benefit is payable until the surviving spouse’s death.

If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the successor owner and annuitant feature, we will increase the account value to equal your ratcheted (or minimum) death benefit, if such death benefit is greater than such account value. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be withdrawn only after all other amounts have been withdrawn. The minimum death benefit will continue to apply. In determining whether the ratcheted death benefit, if elected, will continue to grow, and to determine if contributions are permitted we will use your surviving spouse’s age as of the date the successor owner and annuitant feature is effected.

When an NQ contract owner dies before the annuitant

Under certain conditions the owner changes after the original owner’s death for purposes of receiving federal tax law required distributions from the contract. When you are not the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, we will automatically make the beneficiary you name to receive the death benefit upon the annuitant’s death your successor owner. If you do not want this beneficiary also to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time while the contract is in force and the owner and annuitant are alive by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section.

Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

•	The cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death (or in a joint ownership situation, the death of the first owner to die).

•	The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner’s life expectancy). Payments must begin within one year after the non-annuitant
owner’s death. Unless this alternative is elected, we will pay any cash value five years after your death (or the death of the first owner to die).

If the surviving spouse is the successor owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living. An eligible successor owner, including a surviving joint owner after the first owner dies, may elect the beneficiary continuation option for NQ contracts discussed under “Beneficiary continuation option” below. The account value must be distributed no later than 5 years after the spouse’s death.

How death benefit payment is made

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen, if the option is permitted under federal tax rules in effect after your death. If you have not chosen an annuity payout option as of the time of the annuitant’s death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See “Your annuity payout options” in “Accessing your money” in this prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the “Equitable Access Account,” which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The Equitable Access Account is part of the Company’s general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

Beneficiary continuation option

This feature permits a designated individual, on the contract owner’s death, to maintain a contract with the deceased contract owner’s name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts.

The SECURE Act has changed key aspects of post-death distributions from tax qualified and tax favored contracts such as IRAs. Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019. We may be required in certain cases to pay benefits faster under existing contracts.

Beneficiary continuation option for traditional IRA and Roth IRA contracts only.

If eligible, your beneficiary can elect to receive payments over your beneficiary’s life expectancy (determined in the calendar year after your death and determined on a term certain basis). This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. These payments must begin no later than December 31st of the calendar year after the year of your death. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

For deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may generally stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” in this prospectus under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death in accordance with federal tax rules.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

•	The contract continues with your name on it for the benefit of your beneficiary.
•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen by an eligible beneficiary.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $25,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

•	The minimum death benefit or the ratcheted death benefit, if applicable under the contract, will no longer be in effect and the charge for the ratcheted death benefit will stop.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

•	Upon the death of your beneficiary, the following distribution rules will apply to the subsequent beneficiary named by your beneficiary: (1) if your beneficiary is an EDB or you died on or before December 31, 2019, the subsequent beneficiary must withdraw any remaining amount within ten years of your beneficiary’s death in accordance with federal tax rules; or (2) if your beneficiary is not an EDB, the subsequent beneficiary must withdraw any remaining amount within 10 years of your death in accordance with federal tax rules. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

Beneficiary continuation option for NQ Contracts only.
This feature, also known as the “inherited annuity,” may only be elected when the NQ contract owner dies before the date annuity payments are to begin, whether or not the owner and the annuitant are the same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, “beneficiary” refers to the successor owner. For a discussion of successor owner, see “When an NQ contract owner dies before the annuitant” earlier in this section.

This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as “scheduled payments.” The beneficiary may choose the
“5-year
rule” instead of scheduled payments over life expectancy. If the beneficiary chooses the
5-year
rule, there will be no scheduled payments. Under the
5-year
rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and annuitant are the same person):

•	This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

•	The contract continues in your name for the benefit of your beneficiary.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the respective beneficiary’s own life expectancy, if scheduled payments are chosen.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $25,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

•	The minimum death benefit or the ratcheted death benefit, if applicable under your contract, will no longer be in effect and the charge for the ratcheted death benefit will stop.

•	If the beneficiary chooses the
“5-year
rule,” withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time. See “Taxation of nonqualified annuities” in “Tax information” in this prospectus.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary’s death.

•	Upon the death of your beneficiary, the beneficiary that he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the
5-year
rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If you are both the owner and annuitant:

•	As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

•	No withdrawal charges will apply to any withdrawals by the beneficiary.

If the owner and annuitant are not the same person:

•	If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

•	The account value will not be reset to the death benefit amount.

•	The withdrawal charge schedule and free withdrawal amount on the contract will continue to be applied to any withdrawal or surrender other than scheduled payments.

•	We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceeds the free withdrawal amount. See “Withdrawal charge” in “Charges and expenses” in this prospectus.

If a contract is jointly owned:

•	The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

•	If the deceased joint owner was also the annuitant, see “If you are both the owner and annuitant” above.

•	If the deceased joint owner was not the annuitant, see “If the owner and annuitant are not the same person” above.

Other Benefits

Investment simplifier

Our Investment simplifier program is a fixed investment option that allows you to choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the “fixed-dollar option” and the “interest sweep.” You may select one or the other, but not both. If you elect to use rebalancing Option II (discussed below), you may not choose either of the investment simplifier options.

Fixed-dollar option.
Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above.

Interest sweep.
Under the interest sweep option, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

The fixed-dollar and the interest sweep options are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit’s value is low and fewer units if the unit’s value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

When your participation in the investment simplifier will end.
Your participation in the investment simplifier will end:

•	Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

•	Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

•	Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your contract terminates.

Rebalancing your account value

Our rebalancing program is a fixed investment option that offers two options that you can use to automatically reallocate your account value. Option I permits reallocation among the variable investment options only and Option II permits reallocation among the variable investment options
and the guaranteed interest option. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form telling us:

(a)	in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

(b)	how often you want the rebalancing to occur (quarterly, semiannually, or annually).
While your rebalancing program is in effect, we will transfer amounts among the variable investment options (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 investment options. Transfer restrictions out of the guaranteed interest option may apply in accordance with the last two bullets under “Transferring your account value” above in this section. The initial transfer under the rebalancing program (based on your account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once it is in effect the transfer restrictions will be waived for the rebalancing transfers.

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional and/or financial adviser before electing the program.

To be eligible, you must have (i) at least $5,000 of account value in the variable investment options for Option I, or (ii) at least $5,000 of account value in the variable investment options and the guaranteed interest option, combined for Option II. We may waive this $5,000 requirement.

If you elect to use Option II, you may not choose either of the investment simplifier automatic options.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

Benefits Available [Table Text Block]
The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Standard	No Additional Charge		• Withdrawals could significantly reduce or terminate benefit
Ratcheted death benefit	Guarantees beneficiaries will receive a benefit that is at least equal to your ratchet adjusted death benefit.	Optional	0.15% (1)	0.15% (1)	• Available only at contract purchase • Restricted to owners of certain ages • You may not cancel once you elect this benefit • Withdrawals could significantly reduce or terminate benefit

(1)	Expressed as a percentage of your account value.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Rebalancing Option I (1) and Option II (2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with Dollar Cost Averaging
Dollar Cost Averaging and Investment Simplifier	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing

(1)	Option I allows you to rebalance your account value among the variable investment options.
(2)	Option II allows you to rebalance your account value among the variable investment options and the guaranteed interest option.

Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%	[20]
Optional Benefit Expense, Footnotes [Text Block]	Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.
Item 17. Portfolio Companies (N-4) [Text Block]
Appendix: Investment options available under the contract

(a) Variable investment options

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at
www.equitable.com/ICSR#EQH146653. You can request this information at no cost by calling
(877) 522-5035 or by sending an email request to
EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2024)
TYPE				1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”); SSGA Funds Management, Inc.	0.90%	^	9.76%	6.75%	6.94%
Fixed Income	1290 VT DoubleLine Opportunistic Bond — EIMG; DoubleLine Capital LP	0.91%	^	2.82%	-0.30%	—
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	9.67%	7.56%	7.34%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.32%	^	9.02%	4.29%	4.09%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.05%		11.59%	10.58%	8.80%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.02%	^	7.56%	3.72%	4.33%
Equity	1290 VT Micro Cap — EIMG; BlackRock Investment Management, LLC, Lord, Abbett & Co. LLC	1.15%	^	20.06%	9.77%	9.92%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.20%	^	20.75%	11.77%	9.53%
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%		16.44%	9.63%	9.42%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.90%		21.70%	13.57%	12.09%
Equity	EQ/2000 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%		10.65%	6.24%	6.81%
Equity	EQ/400 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85%	^	12.88%	9.09%	8.50%
Equity	EQ/500 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.79%		23.92%	13.15%	11.78%
Asset Allocation	EQ/AB Dynamic Moderate Growth Δ — EIMG ; AllianceBernstein L.P.	1.13%		10.75%	4.56%	4.73%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%		13.93%	8.07%	8.81%
Equity	EQ/AB Sustainable U.S. Thematic — EIMG; AllianceBernstein L.P.	1.00%	^	10.36%	—	—
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.16%		13.73%	8.26%	7.95%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.03%		14.11%	8.06%	7.68%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25%	^	11.16%	6.22%	6.15%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00%	^	8.37%	7.12%	—
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.98%		9.16%	4.90%	5.01%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.95%	^	29.87%	14.44%	13.15%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%	^	26.79%	14.86%	12.93%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.07%	^	22.43%	13.63%	11.12%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%	^	23.10%	13.16%	11.84%
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00%	^	4.61%	1.71%	2.35%
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.97%		7.66%	3.87%	4.11%
Asset Allocation	EQ/Conservative Strategy† — EIMG	0.95%		4.80%	1.82%	2.33%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	0.85%	^	7.02%	3.55%	3.96%

	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2024)
TYPE				1 year	5 year	10 year
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.62%	^	2.41%	0.29%	1.11%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	-0.72%	0.40%	1.28%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20%	^	4.01%	1.41%	2.60%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54%	^	24.32%	13.89%	12.44%
Equity	EQ/Fidelity Institutional AM ® Large Cap — EIMG; FIAM LLC	0.87%	^	24.51%	15.35%	—
Equity	EQ/Franklin Rising Dividends — EIMG; Franklin Advisers, Inc.	0.87%	^	10.80%	10.34%	—
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.06%	^	11.03%	7.13%	7.24%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.10%	^	12.62%	7.42%	7.38%
Asset Allocation	EQ/Goldman Sachs Growth Allocation Δ — EIMG ; Goldman Sachs Asset Management L.P.	1.15%	^	12.30%	5.45%	—
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09%	^	11.89%	9.50%	—
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.62%	^	2.47%	0.07%	0.65%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		3.22%	4.33%	4.55%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	4.92%	4.86%	4.93%
Equity	EQ/International Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.87%		2.66%	3.77%	4.24%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.03%		1.50%	3.62%	3.94%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00%	^	14.85%	11.28%	9.27%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10%	^	15.83%	9.02%	9.35%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.17%		0.31%	1.31%	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		14.16%	9.12%	9.14%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	33.78%	13.30%	13.62%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%		15.45%	11.92%	10.23%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.89%		23.62%	13.12%	11.71%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%		32.34%	18.10%	15.91%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.87%		30.11%	15.56%	14.26%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		13.48%	7.94%	7.75%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.87%		14.14%	8.70%	8.01%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35%	^	7.33%	3.00%	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05%	^	33.74%	16.06%	15.71%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	8.76%	5.92%	7.57%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%	^	6.99%	4.83%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	14.48%	9.52%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.11%		36.09%	17.42%	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05%	^	11.24%	5.57%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64%	^	13.21%	9.62%	8.96%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.96%		11.66%	7.62%	7.29%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.08%		7.92%	4.33%	4.66%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	0.99%		10.76%	5.96%	5.91%
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.12%		10.75%	6.38%	6.36%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.68%		4.65%	2.10%	1.36%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.15%	^	20.79%	12.75%	11.47%
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.57%	^	-0.29%	-0.01%	1.68%

	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2024)
TYPE				1 year	5 year	10 year
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.81%	^	5.89%	2.27%	1.85%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.85%		1.67%	-0.25%	0.71%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.63%		11.19%	7.48%	7.65%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.92%		7.24%	7.00%	6.66%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19%	^	6.72%	4.92%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10%	^	7.25%	5.15%	5.25%
Asset Allocation	Equitable Growth MF/ETF — EIMG	1.15%	^	14.22%	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF — EIMG	1.10%	^	10.62%	—	—
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	1.01%		30.87%	15.48%	14.38%
Fixed Income	Multimanager Core Bond — EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.93%	^	1.94%	-0.42%	1.03%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23%	^	26.13%	16.97%	17.40%
Asset Allocation	Target 2015 Allocation — EIMG	1.10%	^	4.77%	3.00%	3.95%
Asset Allocation	Target 2025 Allocation — EIMG	1.10%	^	8.65%	5.40%	5.88%
Asset Allocation	Target 2035 Allocation — EIMG	1.04%		11.49%	7.13%	7.16%
Asset Allocation	Target 2045 Allocation — EIMG	1.03%		12.95%	8.06%	7.93%
Asset Allocation	Target 2055 Allocation — EIMG	1.10%	^	14.31%	8.94%	—
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Unaffiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2024)
				1 year	5 year	10 year
Fixed Income	American Funds Insurance Series ® The Bond Fund of America ® — Capital Research and Management Company	0.73%	^	0.98%	0.07%	1.42%
Fixed Income	Fidelity ® VIP Investment Grade Bond Portfolio — Fidelity Management and Research Company (FMR)	0.63%		1.50%	0.20%	1.68%
Fixed Income	Invesco V.I. High Yield Fund — Invesco Advisers, Inc.	1.14%		7.59%	2.72%	3.55%
Equity	Invesco V.I. Main Street Mid Cap Fund ® — Invesco Advisers, Inc.	1.19%		16.79%	8.83%	7.68%
Equity	Invesco V.I. Small Cap Equity Fund — Invesco Advisers, Inc.	1.20%		17.85%	10.60%	7.82%
Fixed Income	Macquarie VIP High Income Series — Delaware Management Company; Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.97%		6.19%	3.51%	4.13%
Equity	MFS ® Investors Trust Series — Massachusetts Financial Services Company	0.99%	^	19.22%	11.12%	10.81%
Equity	MFS ® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.97%	^	15.98%	12.16%	12.91%
Equity	Principal VC Equity Income Account — Principal Global Investors, LLC (“PGI”)	0.73%		15.23%	8.15%	9.21%
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.30%		-3.09%	7.28%	0.57%
^	This Portfolio’s annual expenses reflect temporary fee reductions.

Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at
www.equitable.com/ICSR#EQH146653. You can request this information at no cost by calling
(877) 522-5035 or by sending an email request to
	EquitableFunds@dfinsolutions.com.
Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2024)
TYPE				1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”); SSGA Funds Management, Inc.	0.90%	^	9.76%	6.75%	6.94%
Fixed Income	1290 VT DoubleLine Opportunistic Bond — EIMG; DoubleLine Capital LP	0.91%	^	2.82%	-0.30%	—
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	9.67%	7.56%	7.34%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.32%	^	9.02%	4.29%	4.09%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.05%		11.59%	10.58%	8.80%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.02%	^	7.56%	3.72%	4.33%
Equity	1290 VT Micro Cap — EIMG; BlackRock Investment Management, LLC, Lord, Abbett & Co. LLC	1.15%	^	20.06%	9.77%	9.92%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.20%	^	20.75%	11.77%	9.53%
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%		16.44%	9.63%	9.42%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.90%		21.70%	13.57%	12.09%
Equity	EQ/2000 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%		10.65%	6.24%	6.81%
Equity	EQ/400 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85%	^	12.88%	9.09%	8.50%
Equity	EQ/500 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.79%		23.92%	13.15%	11.78%
Asset Allocation	EQ/AB Dynamic Moderate Growth Δ — EIMG ; AllianceBernstein L.P.	1.13%		10.75%	4.56%	4.73%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%		13.93%	8.07%	8.81%
Equity	EQ/AB Sustainable U.S. Thematic — EIMG; AllianceBernstein L.P.	1.00%	^	10.36%	—	—
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.16%		13.73%	8.26%	7.95%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.03%		14.11%	8.06%	7.68%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25%	^	11.16%	6.22%	6.15%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00%	^	8.37%	7.12%	—
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.98%		9.16%	4.90%	5.01%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.95%	^	29.87%	14.44%	13.15%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%	^	26.79%	14.86%	12.93%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.07%	^	22.43%	13.63%	11.12%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%	^	23.10%	13.16%	11.84%
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00%	^	4.61%	1.71%	2.35%
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.97%		7.66%	3.87%	4.11%
Asset Allocation	EQ/Conservative Strategy† — EIMG	0.95%		4.80%	1.82%	2.33%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	0.85%	^	7.02%	3.55%	3.96%

	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2024)
TYPE				1 year	5 year	10 year
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.62%	^	2.41%	0.29%	1.11%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	-0.72%	0.40%	1.28%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20%	^	4.01%	1.41%	2.60%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54%	^	24.32%	13.89%	12.44%
Equity	EQ/Fidelity Institutional AM ® Large Cap — EIMG; FIAM LLC	0.87%	^	24.51%	15.35%	—
Equity	EQ/Franklin Rising Dividends — EIMG; Franklin Advisers, Inc.	0.87%	^	10.80%	10.34%	—
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.06%	^	11.03%	7.13%	7.24%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.10%	^	12.62%	7.42%	7.38%
Asset Allocation	EQ/Goldman Sachs Growth Allocation Δ — EIMG ; Goldman Sachs Asset Management L.P.	1.15%	^	12.30%	5.45%	—
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09%	^	11.89%	9.50%	—
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.62%	^	2.47%	0.07%	0.65%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		3.22%	4.33%	4.55%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	4.92%	4.86%	4.93%
Equity	EQ/International Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.87%		2.66%	3.77%	4.24%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.03%		1.50%	3.62%	3.94%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00%	^	14.85%	11.28%	9.27%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10%	^	15.83%	9.02%	9.35%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.17%		0.31%	1.31%	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		14.16%	9.12%	9.14%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	33.78%	13.30%	13.62%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%		15.45%	11.92%	10.23%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.89%		23.62%	13.12%	11.71%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%		32.34%	18.10%	15.91%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.87%		30.11%	15.56%	14.26%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		13.48%	7.94%	7.75%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.87%		14.14%	8.70%	8.01%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35%	^	7.33%	3.00%	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05%	^	33.74%	16.06%	15.71%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	8.76%	5.92%	7.57%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%	^	6.99%	4.83%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	14.48%	9.52%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.11%		36.09%	17.42%	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05%	^	11.24%	5.57%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64%	^	13.21%	9.62%	8.96%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.96%		11.66%	7.62%	7.29%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.08%		7.92%	4.33%	4.66%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	0.99%		10.76%	5.96%	5.91%
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.12%		10.75%	6.38%	6.36%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.68%		4.65%	2.10%	1.36%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.15%	^	20.79%	12.75%	11.47%
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.57%	^	-0.29%	-0.01%	1.68%

	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2024)
TYPE				1 year	5 year	10 year
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.81%	^	5.89%	2.27%	1.85%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.85%		1.67%	-0.25%	0.71%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.63%		11.19%	7.48%	7.65%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.92%		7.24%	7.00%	6.66%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19%	^	6.72%	4.92%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10%	^	7.25%	5.15%	5.25%
Asset Allocation	Equitable Growth MF/ETF — EIMG	1.15%	^	14.22%	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF — EIMG	1.10%	^	10.62%	—	—
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	1.01%		30.87%	15.48%	14.38%
Fixed Income	Multimanager Core Bond — EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.93%	^	1.94%	-0.42%	1.03%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23%	^	26.13%	16.97%	17.40%
Asset Allocation	Target 2015 Allocation — EIMG	1.10%	^	4.77%	3.00%	3.95%
Asset Allocation	Target 2025 Allocation — EIMG	1.10%	^	8.65%	5.40%	5.88%
Asset Allocation	Target 2035 Allocation — EIMG	1.04%		11.49%	7.13%	7.16%
Asset Allocation	Target 2045 Allocation — EIMG	1.03%		12.95%	8.06%	7.93%
Asset Allocation	Target 2055 Allocation — EIMG	1.10%	^	14.31%	8.94%	—
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Unaffiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2024)
				1 year	5 year	10 year
Fixed Income	American Funds Insurance Series ® The Bond Fund of America ® — Capital Research and Management Company	0.73%	^	0.98%	0.07%	1.42%
Fixed Income	Fidelity ® VIP Investment Grade Bond Portfolio — Fidelity Management and Research Company (FMR)	0.63%		1.50%	0.20%	1.68%
Fixed Income	Invesco V.I. High Yield Fund — Invesco Advisers, Inc.	1.14%		7.59%	2.72%	3.55%
Equity	Invesco V.I. Main Street Mid Cap Fund ® — Invesco Advisers, Inc.	1.19%		16.79%	8.83%	7.68%
Equity	Invesco V.I. Small Cap Equity Fund — Invesco Advisers, Inc.	1.20%		17.85%	10.60%	7.82%
Fixed Income	Macquarie VIP High Income Series — Delaware Management Company; Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.97%		6.19%	3.51%	4.13%
Equity	MFS ® Investors Trust Series — Massachusetts Financial Services Company	0.99%	^	19.22%	11.12%	10.81%
Equity	MFS ® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.97%	^	15.98%	12.16%	12.91%
Equity	Principal VC Equity Income Account — Principal Global Investors, LLC (“PGI”)	0.73%		15.23%	8.15%	9.21%
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.30%		-3.09%	7.28%	0.57%
^	This Portfolio’s annual expenses reflect temporary fee reductions.

Benefits Available for Portfolio Companies [Table Text Block]
Investment options: The following are Investment options A and B, as referred to in the “Selecting your investment method” section in “Purchasing the Contract” in the prospectus.

Investments Options A
Guaranteed Interest Option
1290 VT Equity Income	EQ/Invesco Comstock
1290 VT GAMCO Mergers & Acquisitions	EQ/Invesco Global
1290 VT GAMCO Small Company Value	EQ/Invesco Global Real Assets
1290 VT Micro Cap	EQ/Janus Enterprise
1290 VT Small Cap Value	EQ/JPMorgan Value Opportunities
1290 VT SmartBeta Equity ESG	EQ/Large Cap Core Managed Volatility
1290 VT Socially Responsible	EQ/Large Cap Growth Index
EQ/2000 Managed Volatility	EQ/Large Cap Growth Managed Volatility
EQ/400 Managed Volatility	EQ/Large Cap Value Index
EQ/500 Managed Volatility	EQ/Large Cap Value Managed Volatility
EQ/AB Dynamic Moderate Growth	EQ/Lazard Emerging Markets Equity
EQ/AB Small Cap Growth	EQ/Loomis Sayles Growth
EQ/AB Sustainable U.S. Thematic	EQ/MFS International Growth
EQ/Aggressive Growth Strategy	EQ/MFS International Intrinsic Value
EQ/All Asset Growth Allocation	EQ/MFS Mid Cap Focused Growth
EQ/American Century Mid Cap Value	EQ/MFS Technology
EQ/Balanced Strategy	EQ/MFS Utilities Series
EQ/Capital Group Research	EQ/Mid Cap Index
EQ/ClearBridge Large Cap Growth ESG	EQ/Mid Cap Value Managed Volatility
EQ/ClearBridge Select Equity Managed Volatility	EQ/Moderate Growth Strategy
EQ/Common Stock Index	EQ/Morgan Stanley Small Cap Growth
EQ/Conservative Growth Strategy	EQ/Small Company Index
EQ/Conservative Strategy	EQ/T. Rowe Price Growth Stock
EQ/Emerging Markets Equity PLUS	EQ/Value Equity
EQ/Equity 500 Index	EQ/Wellington Energy
EQ/Fidelity Institutional AM ® Large Cap	Equitable Conservative Growth MF/ETF
EQ/Franklin Rising Dividends	Equitable Growth MF/ETF
EQ/Franklin Small Cap Value Managed Volatility	Equitable Moderate Growth MF/ETF
EQ/Global Equity Managed Volatility	Invesco V.I. Main Street Mid Cap Fund ®
EQ/Goldman Sachs Growth Allocation	Invesco V.I. Small Cap Equity Fund
EQ/Goldman Sachs Mid Cap Value	MFS ® Investors Trust Series
EQ/International Core Managed Volatility	MFS ® Massachusetts Investors Growth Stock Portfolio
EQ/International Equity Index	Multimanager Aggressive Equity
EQ/International Managed Volatility	Multimanager Technology
EQ/International Value Managed Volatility	VanEck VIP Global Resources Fund

Investments Options B
1290 VT Convertible Securities	EQ/PIMCO Global Real Return
1290 VT DoubleLine Opportunistic Bond	EQ/PIMCO Ultra Short Bond
1290 VT High Yield Bond	EQ/Quality Bond PLUS
American Funds Insurance Series ® The Bond Fund of America	Fidelity ® VIP Investment Grade Bond Portfolio
EQ/Core Bond Index	Invesco V.I. High Yield Fund
EQ/Intermediate Government Bond	Macquarie VIP High Income Series
EQ/Money Market	Multimanager Core Bond

C000065463 [Member] | Risk of Loss [Member]
Prospectus:
Risk [Text Block]
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value, depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the contract” in this prospectus.

Principal Risk [Text Block]
Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

C000065463 [Member] | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
No.
	The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. For additional information about the investment profile of the contract see “Fee table” in this prospectus.
Principal Risk [Text Block]
Not a short-term investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

C000065463 [Member] | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option, has its own unique risks. You should review the variable investment options available under the contract before making an investment decision.
For additional information about the risks associated with investment options see “Variable investment options” “Guaranteed interest option”, and “Portfolios of the Trusts” in “Purchasing the Contract” in the prospectus. See also Appendix “Investment options available under the contract” in this prospectus.

Principal Risk [Text Block]
Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

C000065463 [Member] | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the optional benefits. The general obligation, the guaranteed interest option, the fixed investment options and any optional benefits under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/about-us/financial-strength-ratings.

Contributions and transfers into and out of the guaranteed interest option are limited.

The standard death benefit
and optional ratcheted death benefit
offered with the contract was available only at contract purchase. Withdrawals could significantly reduce or terminate the death benefit.

For additional information about insurance company risks see “About the general account” in “More information” in this prospectus.

Principal Risk [Text Block]
Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

C000065463 [Member] | Risk associated with taking a withdrawal [Member]
Prospectus:
Principal Risk [Text Block]
Risk associated with taking a withdrawal

Withdrawals could significantly reduce the minimum and the ratcheted death benefit by an amount greater than the value withdrawn.

Withdrawals may be subject to Withdrawal Charges, loss of interest and the possibility of adverse tax consequences.

C000065463 [Member] | Possible fees on access to account value [Member]
Prospectus:
Principal Risk [Text Block]
Possible fees on access to account value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

C000065463 [Member] | Possible adverse tax consequences [Member]
Prospectus:
Principal Risk [Text Block]
Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether a 403(b) TSA annuity contract, a 403(b)(7) custodial account or an EDC plan. We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

C000065463 [Member] | Contract Changes Risk [Member]
Prospectus:
Principal Risk [Text Block]
Contract Changes Risk

We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.

C000065463 [Member] | Availability By Financial Intermediary [Member]
Prospectus:
Principal Risk [Text Block]
Availability by financial intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain features, optional benefits, and investment options, as well as limit the availability of the contracts, all based on issue age or other criteria established by the selling broker-dealer.
For example, a firm may choose not to recommend certain investment options that are described in this prospectus. Before you purchase the contract, you should ask your financial professional for details about the specific features, optional benefits, and investment options available through their firm, as well as those that are not. If a particular feature that interests you is not recommended through your broker dealer, you may want to contact us to explore its availability.

C000065463 [Member] | Business Disruption Cybersecurity And Artificial Intelligence AI Technologies Risks [Member]
Prospectus:
Principal Risk [Text Block]
Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risk

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyberattacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, the occurrence of any storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

C000065463 [Member] | One Thousand Two Hundred Ninety VT Convertible Securities [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT Convertible Securities
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.90%	[10]
Average Annual Total Returns, 1 Year [Percent]	9.76%
Average Annual Total Returns, 5 Years [Percent]	6.75%
Average Annual Total Returns, 10 Years [Percent]	6.94%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | One Thousand Two Hundred Ninety VT DoubleLine Opportunistic Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	1290 VT DoubleLine Opportunistic Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	DoubleLine Capital LP
Current Expenses [Percent]	0.91%	[10]
Average Annual Total Returns, 1 Year [Percent]	2.82%
Average Annual Total Returns, 5 Years [Percent]	(0.30%)
Average Annual Total Returns, 10 Years [Percent]	0.00%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | One Thousand Two Hundred Ninety VT Equity Income [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Equity Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors
Current Expenses [Percent]	0.95%	[10]
Average Annual Total Returns, 1 Year [Percent]	9.67%
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	7.34%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | One Thousand Two Hundred Ninety VT GAMCO Mergers Acquisitions [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT GAMCO Mergers & Acquisitions
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.32%	[10]
Average Annual Total Returns, 1 Year [Percent]	9.02%
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	4.09%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | One Thousand Two Hundred Ninety VT GAMCO Small Company Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT GAMCO Small Company Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	11.59%
Average Annual Total Returns, 5 Years [Percent]	10.58%
Average Annual Total Returns, 10 Years [Percent]	8.80%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | One Thousand Two Hundred Ninety VT High Yield Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	1290 VT High Yield Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc., Post Advisory Group, LLC
Current Expenses [Percent]	1.02%	[10]
Average Annual Total Returns, 1 Year [Percent]	7.56%
Average Annual Total Returns, 5 Years [Percent]	3.72%
Average Annual Total Returns, 10 Years [Percent]	4.33%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | One Thousand Two Hundred Ninety VT Micro Cap [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Micro Cap
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Lord, Abbett & Co. LLC
Current Expenses [Percent]	1.15%	[10]
Average Annual Total Returns, 1 Year [Percent]	20.06%
Average Annual Total Returns, 5 Years [Percent]	9.77%
Average Annual Total Returns, 10 Years [Percent]	9.92%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | One Thousand Two Hundred Ninety VT Small Cap Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Small Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC
Current Expenses [Percent]	1.20%	[10]
Average Annual Total Returns, 1 Year [Percent]	20.75%
Average Annual Total Returns, 5 Years [Percent]	11.77%
Average Annual Total Returns, 10 Years [Percent]	9.53%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | One Thousand Two Hundred Ninety VT SmartBeta Equity ESG [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT SmartBeta Equity ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	16.44%
Average Annual Total Returns, 5 Years [Percent]	9.63%
Average Annual Total Returns, 10 Years [Percent]	9.42%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | One Thousand Two Hundred Ninety VT Socially Responsible [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Socially Responsible
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	21.70%
Average Annual Total Returns, 5 Years [Percent]	13.57%
Average Annual Total Returns, 10 Years [Percent]	12.09%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQ 2000 Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/2000 Managed Volatility	[12]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	10.65%
Average Annual Total Returns, 5 Years [Percent]	6.24%
Average Annual Total Returns, 10 Years [Percent]	6.81%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQ 400 Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/400 Managed Volatility	[12]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.85%	[10]
Average Annual Total Returns, 1 Year [Percent]	12.88%
Average Annual Total Returns, 5 Years [Percent]	9.09%
Average Annual Total Returns, 10 Years [Percent]	8.50%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQ 500 Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/500 Managed Volatility	[12]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	23.92%
Average Annual Total Returns, 5 Years [Percent]	13.15%
Average Annual Total Returns, 10 Years [Percent]	11.78%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQ AB Dynamic Moderate Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/AB Dynamic Moderate Growth	[11]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	10.75%
Average Annual Total Returns, 5 Years [Percent]	4.56%
Average Annual Total Returns, 10 Years [Percent]	4.73%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQ AB Small Cap Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/AB Small Cap Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	13.93%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	8.81%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQAB Sustainable US Thematic [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/AB Sustainable U.S. Thematic
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.00%	[10]
Average Annual Total Returns, 1 Year [Percent]	10.36%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQAggressive Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Allocation	[12]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	13.73%
Average Annual Total Returns, 5 Years [Percent]	8.26%
Average Annual Total Returns, 10 Years [Percent]	7.95%
C000065463 [Member] | EQAggressive Growth Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Growth Strategy	[12]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	14.11%
Average Annual Total Returns, 5 Years [Percent]	8.06%
Average Annual Total Returns, 10 Years [Percent]	7.68%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQAll Asset Growth Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/All Asset Growth Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.25%	[10]
Average Annual Total Returns, 1 Year [Percent]	11.16%
Average Annual Total Returns, 5 Years [Percent]	6.22%
Average Annual Total Returns, 10 Years [Percent]	6.15%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQAmerican Century Mid Cap Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/American Century Mid Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.00%	[10]
Average Annual Total Returns, 1 Year [Percent]	8.37%
Average Annual Total Returns, 5 Years [Percent]	7.12%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQBalanced Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Balanced Strategy	[12]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	9.16%
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	5.01%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQCapital Group Research [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Capital Group Research
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Capital International, Inc.
Current Expenses [Percent]	0.95%	[10]
Average Annual Total Returns, 1 Year [Percent]	29.87%
Average Annual Total Returns, 5 Years [Percent]	14.44%
Average Annual Total Returns, 10 Years [Percent]	13.15%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQClearBridge Large Cap Growth ESG [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/ClearBridge Large Cap Growth ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.00%	[10]
Average Annual Total Returns, 1 Year [Percent]	26.79%
Average Annual Total Returns, 5 Years [Percent]	14.86%
Average Annual Total Returns, 10 Years [Percent]	12.93%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQClearBridge Select Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/ClearBridge Select Equity Managed Volatility	[12]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, ClearBridge Investments, LLC
Current Expenses [Percent]	1.07%	[10]
Average Annual Total Returns, 1 Year [Percent]	22.43%
Average Annual Total Returns, 5 Years [Percent]	13.63%
Average Annual Total Returns, 10 Years [Percent]	11.12%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQCommon Stock Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Common Stock Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.67%	[10]
Average Annual Total Returns, 1 Year [Percent]	23.10%
Average Annual Total Returns, 5 Years [Percent]	13.16%
Average Annual Total Returns, 10 Years [Percent]	11.84%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQConservative Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Allocation	[12]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.00%	[10]
Average Annual Total Returns, 1 Year [Percent]	4.61%
Average Annual Total Returns, 5 Years [Percent]	1.71%
Average Annual Total Returns, 10 Years [Percent]	2.35%
C000065463 [Member] | EQConservative Growth Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Growth Strategy	[12]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.66%
Average Annual Total Returns, 5 Years [Percent]	3.87%
Average Annual Total Returns, 10 Years [Percent]	4.11%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQConservative Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Strategy	[12]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	4.80%
Average Annual Total Returns, 5 Years [Percent]	1.82%
Average Annual Total Returns, 10 Years [Percent]	2.33%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQ Conservative Plus Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative-Plus Allocation	[12]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.85%	[10]
Average Annual Total Returns, 1 Year [Percent]	7.02%
Average Annual Total Returns, 5 Years [Percent]	3.55%
Average Annual Total Returns, 10 Years [Percent]	3.96%
C000065463 [Member] | EQCore Bond Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Bond Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.62%	[10]
Average Annual Total Returns, 1 Year [Percent]	2.41%
Average Annual Total Returns, 5 Years [Percent]	0.29%
Average Annual Total Returns, 10 Years [Percent]	1.11%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQCore Plus Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Plus Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.93%	[10]
Average Annual Total Returns, 1 Year [Percent]	(0.72%)
Average Annual Total Returns, 5 Years [Percent]	0.40%
Average Annual Total Returns, 10 Years [Percent]	1.28%
C000065463 [Member] | EQEmerging Markets Equity PLUS [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Emerging Markets Equity PLUS
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., EARNEST Partners, LLC
Current Expenses [Percent]	1.20%	[10]
Average Annual Total Returns, 1 Year [Percent]	4.01%
Average Annual Total Returns, 5 Years [Percent]	1.41%
Average Annual Total Returns, 10 Years [Percent]	2.60%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQEquity 500 Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Equity 500 Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.54%	[10]
Average Annual Total Returns, 1 Year [Percent]	24.32%
Average Annual Total Returns, 5 Years [Percent]	13.89%
Average Annual Total Returns, 10 Years [Percent]	12.44%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQFidelity Institutional AM Large Cap [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Fidelity Institutional AM ® Large Cap
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	0.87%	[10]
Average Annual Total Returns, 1 Year [Percent]	24.51%
Average Annual Total Returns, 5 Years [Percent]	15.35%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQFranklin Small Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Franklin Small Cap Value Managed Volatility
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.06%	[10]
Average Annual Total Returns, 1 Year [Percent]	11.03%
Average Annual Total Returns, 5 Years [Percent]	7.13%
Average Annual Total Returns, 10 Years [Percent]	7.24%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQGlobal Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Global Equity Managed Volatility	[12]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.10%	[10]
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	7.38%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQ Goldman Sachs Growth Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Goldman Sachs Growth Allocation	[11]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.15%	[10]
Average Annual Total Returns, 1 Year [Percent]	12.30%
Average Annual Total Returns, 5 Years [Percent]	5.45%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQGoldman Sachs Mid Cap Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Goldman Sachs Mid Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.09%	[10]
Average Annual Total Returns, 1 Year [Percent]	11.89%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQIntermediate Government Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Intermediate Government Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.62%	[10]
Average Annual Total Returns, 1 Year [Percent]	2.47%
Average Annual Total Returns, 5 Years [Percent]	0.07%
Average Annual Total Returns, 10 Years [Percent]	0.65%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQInternational Core Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Core Managed Volatility	[12]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	3.22%
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	4.55%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQInternational Equity Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Equity Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.72%	[10]
Average Annual Total Returns, 1 Year [Percent]	4.92%
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	4.93%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQInternational Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Managed Volatility	[12]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	2.66%
Average Annual Total Returns, 5 Years [Percent]	3.77%
Average Annual Total Returns, 10 Years [Percent]	4.24%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQInternational Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Value Managed Volatility	[12]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Harris Associates LP
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	1.50%
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	3.94%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQInvesco Comstock [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Comstock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%	[10]
Average Annual Total Returns, 1 Year [Percent]	14.85%
Average Annual Total Returns, 5 Years [Percent]	11.28%
Average Annual Total Returns, 10 Years [Percent]	9.27%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQInvesco Global [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Global
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%	[10]
Average Annual Total Returns, 1 Year [Percent]	15.83%
Average Annual Total Returns, 5 Years [Percent]	9.02%
Average Annual Total Returns, 10 Years [Percent]	9.35%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQInvesco Global Real Assets [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/Invesco Global Real Assets
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	0.31%
Average Annual Total Returns, 5 Years [Percent]	1.31%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQJanus Enterprise [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Janus Enterprise
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	14.16%
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]	9.14%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQJPMorgan Growth Stock [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Growth Stock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%	[10]
Average Annual Total Returns, 1 Year [Percent]	33.78%
Average Annual Total Returns, 5 Years [Percent]	13.30%
Average Annual Total Returns, 10 Years [Percent]	13.62%
C000065463 [Member] | EQJPMorgan Value Opportunities [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Value Opportunities
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	15.45%
Average Annual Total Returns, 5 Years [Percent]	11.92%
Average Annual Total Returns, 10 Years [Percent]	10.23%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQLarge Cap Core Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Core Managed Volatility	[12]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	23.62%
Average Annual Total Returns, 5 Years [Percent]	13.12%
Average Annual Total Returns, 10 Years [Percent]	11.71%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQLarge Cap Growth Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	32.34%
Average Annual Total Returns, 5 Years [Percent]	18.10%
Average Annual Total Returns, 10 Years [Percent]	15.91%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQLarge Cap Growth Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Managed Volatility	[12]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	30.11%
Average Annual Total Returns, 5 Years [Percent]	15.56%
Average Annual Total Returns, 10 Years [Percent]	14.26%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQLarge Cap Value Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	13.48%
Average Annual Total Returns, 5 Years [Percent]	7.94%
Average Annual Total Returns, 10 Years [Percent]	7.75%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQLarge Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Managed Volatility	[12]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.14%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	8.01%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQLazard Emerging Markets Equity [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Lazard Emerging Markets Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.35%	[10]
Average Annual Total Returns, 1 Year [Percent]	7.33%
Average Annual Total Returns, 5 Years [Percent]	3.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQ Loomis Sayles Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Loomis Sayles Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	1.05%	[10]
Average Annual Total Returns, 1 Year [Percent]	33.74%
Average Annual Total Returns, 5 Years [Percent]	16.06%
Average Annual Total Returns, 10 Years [Percent]	15.71%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQ MFS International Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS International Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[10]
Average Annual Total Returns, 1 Year [Percent]	8.76%
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	7.57%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQ MFS International Intrinsic Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS International Intrinsic Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.15%	[10]
Average Annual Total Returns, 1 Year [Percent]	6.99%
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQ MFS Mid Cap Focused Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS Mid Cap Focused Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[10]
Average Annual Total Returns, 1 Year [Percent]	14.48%
Average Annual Total Returns, 5 Years [Percent]	9.52%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQ MFS Technology [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/MFS Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	36.09%
Average Annual Total Returns, 5 Years [Percent]	17.42%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQ MFS Utilities Series [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/MFS Utilities Series
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.05%	[10]
Average Annual Total Returns, 1 Year [Percent]	11.24%
Average Annual Total Returns, 5 Years [Percent]	5.57%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQ Mid Cap Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.64%	[10]
Average Annual Total Returns, 1 Year [Percent]	13.21%
Average Annual Total Returns, 5 Years [Percent]	9.62%
Average Annual Total Returns, 10 Years [Percent]	8.96%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQ Mid Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Value Managed Volatility	[12]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	11.66%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	7.29%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQ Moderate Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Allocation	[12]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	7.92%
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	4.66%
C000065463 [Member] | EQ Moderate Growth Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Growth Strategy	[12]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	10.76%
Average Annual Total Returns, 5 Years [Percent]	5.96%
Average Annual Total Returns, 10 Years [Percent]	5.91%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQ ModeratePlus Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate-Plus Allocation	[12]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	10.75%
Average Annual Total Returns, 5 Years [Percent]	6.38%
Average Annual Total Returns, 10 Years [Percent]	6.36%
C000065463 [Member] | EQ Money Market [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Cash/Cash Equivalent
Portfolio Company Name [Text Block]	EQ/Money Market	[13]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Dreyfus, a division of Mellon Investments Corporation
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	4.65%
Average Annual Total Returns, 5 Years [Percent]	2.10%
Average Annual Total Returns, 10 Years [Percent]	1.36%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQ Morgan Stanley Small Cap Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Morgan Stanley Small Cap Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.
Current Expenses [Percent]	1.15%	[10]
Average Annual Total Returns, 1 Year [Percent]	20.79%
Average Annual Total Returns, 5 Years [Percent]	12.75%
Average Annual Total Returns, 10 Years [Percent]	11.47%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQ PIMCO Global Real Return [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Global Real Return
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.57%	[10]
Average Annual Total Returns, 1 Year [Percent]	(0.29%)
Average Annual Total Returns, 5 Years [Percent]	(0.01%)
Average Annual Total Returns, 10 Years [Percent]	1.68%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQ PIMCO Ultra Short Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Ultra Short Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.81%	[10]
Average Annual Total Returns, 1 Year [Percent]	5.89%
Average Annual Total Returns, 5 Years [Percent]	2.27%
Average Annual Total Returns, 10 Years [Percent]	1.85%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQ Quality Bond PLUS [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Quality Bond PLUS
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., Pacific Investment Management Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	1.67%
Average Annual Total Returns, 5 Years [Percent]	(0.25%)
Average Annual Total Returns, 10 Years [Percent]	0.71%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQ Small Company Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Small Company Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	11.19%
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	7.65%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQ Value Equity [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Value Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Aristotle Capital Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	7.24%
Average Annual Total Returns, 5 Years [Percent]	7.00%
Average Annual Total Returns, 10 Years [Percent]	6.66%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQ Wellington Energy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/Wellington Energy
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.19%	[10]
Average Annual Total Returns, 1 Year [Percent]	6.72%
Average Annual Total Returns, 5 Years [Percent]	4.92%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | Equitable Conservative Growth MFETF Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Conservative Growth MF/ETF Portfolio
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[10]
Average Annual Total Returns, 1 Year [Percent]	7.25%
Average Annual Total Returns, 5 Years [Percent]	5.15%
Average Annual Total Returns, 10 Years [Percent]	5.25%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | Equitable Growth MFETF [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Growth MF/ETF
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.15%	[10]
Average Annual Total Returns, 1 Year [Percent]	14.22%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | Equitable Moderate Growth MFETF [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Moderate Growth MF/ETF
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[10]
Average Annual Total Returns, 1 Year [Percent]	10.62%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | Multimanager Aggressive Equity [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Multimanager Aggressive Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	30.87%
Average Annual Total Returns, 5 Years [Percent]	15.48%
Average Annual Total Returns, 10 Years [Percent]	14.38%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | Multimanager Core Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Multimanager Core Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.
Current Expenses [Percent]	0.93%	[10]
Average Annual Total Returns, 1 Year [Percent]	1.94%
Average Annual Total Returns, 5 Years [Percent]	(0.42%)
Average Annual Total Returns, 10 Years [Percent]	1.03%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | Multimanager Technology [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Multimanager Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP
Current Expenses [Percent]	1.23%	[10]
Average Annual Total Returns, 1 Year [Percent]	26.13%
Average Annual Total Returns, 5 Years [Percent]	16.97%
Average Annual Total Returns, 10 Years [Percent]	17.40%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | Target 2015 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2015 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[10]
Average Annual Total Returns, 1 Year [Percent]	4.77%
Average Annual Total Returns, 5 Years [Percent]	3.00%
Average Annual Total Returns, 10 Years [Percent]	3.95%
C000065463 [Member] | Target 2025 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2025 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[10]
Average Annual Total Returns, 1 Year [Percent]	8.65%
Average Annual Total Returns, 5 Years [Percent]	5.40%
Average Annual Total Returns, 10 Years [Percent]	5.88%
C000065463 [Member] | Target 2035 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2035 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	7.13%
Average Annual Total Returns, 10 Years [Percent]	7.16%
C000065463 [Member] | Target 2045 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2045 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	12.95%
Average Annual Total Returns, 5 Years [Percent]	8.06%
Average Annual Total Returns, 10 Years [Percent]	7.93%
C000065463 [Member] | Target 2055 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2055 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[10]
Average Annual Total Returns, 1 Year [Percent]	14.31%
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000065463 [Member] | American Funds Insurance Series The Bond Fund of America [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series ® The Bond Fund of America ®
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.73%	[10]
Average Annual Total Returns, 1 Year [Percent]	0.98%
Average Annual Total Returns, 5 Years [Percent]	0.07%
Average Annual Total Returns, 10 Years [Percent]	1.42%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | Fidelity VIP Investment Grade Bond Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity ® VIP Investment Grade Bond Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	1.50%
Average Annual Total Returns, 5 Years [Percent]	0.20%
Average Annual Total Returns, 10 Years [Percent]	1.68%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | Invesco V I High Yield Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco V.I. High Yield Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	7.59%
Average Annual Total Returns, 5 Years [Percent]	2.72%
Average Annual Total Returns, 10 Years [Percent]	3.55%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | Invesco V I Main Street Mid Cap Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Mid Cap Fund ®
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	16.79%
Average Annual Total Returns, 5 Years [Percent]	8.83%
Average Annual Total Returns, 10 Years [Percent]	7.68%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | Invesco V I Small Cap Equity Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco V.I. Small Cap Equity Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	17.85%
Average Annual Total Returns, 5 Years [Percent]	10.60%
Average Annual Total Returns, 10 Years [Percent]	7.82%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | Macquarie VIP High Income Series [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Macquarie VIP High Income Series
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	6.19%
Average Annual Total Returns, 5 Years [Percent]	3.51%
Average Annual Total Returns, 10 Years [Percent]	4.13%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | MFS Investors Trust Series [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS ® Investors Trust Series
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.99%	[10]
Average Annual Total Returns, 1 Year [Percent]	19.22%
Average Annual Total Returns, 5 Years [Percent]	11.12%
Average Annual Total Returns, 10 Years [Percent]	10.81%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | MFS Massachusetts Investors Growth Stock Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS ® Massachusetts Investors Growth Stock Portfolio
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.97%	[10]
Average Annual Total Returns, 1 Year [Percent]	15.98%
Average Annual Total Returns, 5 Years [Percent]	12.16%
Average Annual Total Returns, 10 Years [Percent]	12.91%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | Principal VC Equity Income Account [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Principal VC Equity Income Account
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC (“PGI”)
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	15.23%
Average Annual Total Returns, 5 Years [Percent]	8.15%
Average Annual Total Returns, 10 Years [Percent]	9.21%
C000065463 [Member] | VanEck VIP Global Resources Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	VanEck VIP Global Resources Fund
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(3.09%)
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	0.57%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQ Franklin Rising Dividends [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Franklin Rising Dividends
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.87%	[10]
Average Annual Total Returns, 1 Year [Percent]	10.80%
Average Annual Total Returns, 5 Years [Percent]	10.34%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | EQ/T. Rowe Price Growth Stock
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000065463 [Member] | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Death Benefit
C000065463 [Member] | Transfer Fee [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 0
C000065463 [Member] | Special Service Charges [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 90	[14]
C000065463 [Member] | Rebalancing Option I And Option II [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Rebalancing Option I (1) and Option II (2)	[15],[16]
Purpose of Benefit [Text Block]	Periodically rebalance to your desired asset mix.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Not generally available with Dollar Cost Averaging
Name of Benefit [Text Block]	Rebalancing Option I (1) and Option II (2)	[15],[16]
C000065463 [Member] | Dollar Cost Averaging And Investment Simplifier [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Dollar Cost Averaging and Investment Simplifier
Purpose of Benefit [Text Block]	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Not generally available with Rebalancing
Name of Benefit [Text Block]	Dollar Cost Averaging and Investment Simplifier
C000065463 [Member] | Ratcheted Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%	[21]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%	[21]
Name of Benefit [Text Block]	Ratcheted death benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit that is at least equal to your ratchet adjusted death benefit.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%	[21]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%	[21]
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Restricted to owners of certain ages • You may not cancel once you elect this benefit • Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Ratcheted death benefit
C000065463 [Member] | Annual Portfolio Expenses Prior To Expense Limitation Arrangement [Member]
Prospectus:
Portfolio Company Expenses, Footnotes [Text Block]	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2024.
C000065463 [Member] | Annual Portfolio Expenses After Expense Limitation Arrangement [Member]
Prospectus:
Portfolio Company Expenses, Footnotes [Text Block]	“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2026 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2026. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.
C000065463 [Member] | Prior Expense [Member]
Prospectus:
Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses)
Portfolio Company Expenses Minimum [Percent]	0.55%	[9]
Portfolio Company Expenses Maximum [Percent]	2.85%	[9]
C000065463 [Member] | After Expense [Member]
Prospectus:
Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.54%	[22]
Portfolio Company Expenses Maximum [Percent]	2.57%	[22]

[1]	Expressed as an annual percent of daily net assets in the variable investment options.
[2]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2024 and could change from year to year.
[3]	Expressed as an annual percentage of your account value.
[4]	This charge applies to any contribution withdrawn attributable to the current and five prior contract years measured from the date of the withdrawal. This charge is deducted upon a withdrawal of amounts in excess of the 15% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see “Withdrawal charges” in “Charges, expenses, and adjustments” in the prospectus. See Appendix, “State contract availability and/or variations of certain features and benefits” in the prospectus for more information.
[5]	This charge will never exceed 2% of the amount disbursed or transferred. We may discontinue these services at any time.
[6]	The annual administrative charge is deducted from your account value on each contract date anniversary. The current charge is $30. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. During the first two contract years, this charge, if it applies, is equal to the lesser of $30 or 2% of your account value plus any amount previously withdrawn during the contract year. If your total account value on the last day of your contract year is $25,000 or more for NQ contracts (or $20,000 or more for IRA contracts) there is no charge.
[7]	The current Base Contract Expenses are 1.20%.
[8]	Deducted annually on each participation date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the participation date anniversary, we will deduct a pro rata portion of the charge for that year.
[9]	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2024.
[10]	This Portfolio’s annual expenses reflect temporary fee reductions.
[11]	Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “Δ”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.
[12]	EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†”. See “Portfolios of the Trusts” for more information regarding volatility management.
[13]	The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
[14]	Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The current maximum charge for each service is $90. We may discontinue these services at any time.
[15]	Option I allows you to rebalance your account value among the variable investment options.
[16]	Option II allows you to rebalance your account value among the variable investment options and the guaranteed interest option.
[17]	The charge percentage is deducted upon a withdrawal of amounts in excess of the 15% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal or surrender your contract. The amount of the withdrawal charge we deduct is equal to a percentage of contributions that have been in the contract less than six contract years. For a complete description of charges, please see “Withdrawal charges” in “Charges and expenses” in the prospectus. For certain contracts issued in New York, a different maximum withdrawal charge may apply. See Appendix, “State contract availability and/or variations to certain features and benefits” in the prospectus for more information.
[18]	The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.
[19]	There is no charge if your account value on the last day of your contract year is $100,000 or more.
[20]	Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.
[21]	Expressed as a percentage of your account value.
[22]	“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2026 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2026. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.